UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
6/30/15 (Unaudited)

COMMON STOCKS (56.9%)(a)
			Shares	Value

Basic materials (2.6%)

Aceto Corp.			5,041	$124,160

Agnico-Eagle Mines, Ltd. (Canada)			387	10,987

Agrium, Inc. (Canada)			180	19,077

Air Liquide SA (France)			613	77,532

Airgas, Inc.			194	20,521

Akzo Nobel NV (Netherlands)			5,184	377,220

Amcor, Ltd. (Australia)			89,897	951,620

Andersons, Inc. (The)			4,656	181,584

Antofagasta PLC (United Kingdom)			38,500	417,100

ArcelorMittal SA (France)			44,021	428,588

Asahi Kasei Corp. (Japan)			2,000	16,432

Assa Abloy AB Class B (Sweden)			14,607	275,054

Axalta Coating Systems, Ltd.(NON)			216	7,145

BASF SE (Germany)			9,909	870,728

Bemis Co., Inc.			365	16,429

BHP Billiton PLC (Australia)			23,315	457,555

BHP Billiton, Ltd. (Australia)			42,910	895,550

Boise Cascade Co.(NON)			4,988	182,960

Cabot Corp.			3,480	129,769

Cambrex Corp.(NON)			11,924	523,941

Chicago Bridge & Iron Co. NV(S)			6,888	344,676

Compagnie De Saint-Gobain (France)			8,308	372,988

Continental Building Products, Inc.(NON)			19,052	403,712

CRH PLC (Ireland)			4,623	130,498

Croda International PLC (United Kingdom)			3,380	146,154

Domtar Corp. (Canada)			5,086	210,560

EMS-Chemie Holding AG (Switzerland)			1,371	579,223

Fletcher Building, Ltd. (New Zealand)			2,425	13,344

Givaudan SA (Switzerland)			25	43,264

Glencore PLC (United Kingdom)			143,304	574,850

Goldcorp, Inc. (Canada)			1,048	17,008

Horsehead Holding Corp.(NON)(S)			28,118	329,543

Incitec Pivot, Ltd. (Australia)			8,421	25,014

Innophos Holdings, Inc.			4,151	218,509

Innospec, Inc.			5,445	245,243

International Flavors & Fragrances, Inc.			218	23,825

IRB Infrastructure Developers, Ltd. (India)			35,471	130,036

Israel Chemicals, Ltd. (Israel)			1,766	12,340

Kaiser Aluminum Corp.			6,034	501,305

Koninklijke Boskalis Westminster NV (Netherlands)			12,119	593,127

Koppers Holdings, Inc.			16,385	405,037

Kraton Performance Polymers, Inc.(NON)			5,201	124,200

L.B. Foster Co. Class A			2,842	98,362

Linde AG (Germany)			388	73,492

Lonmin PLC (United Kingdom)(NON)			1,534	2,697

LSB Industries, Inc.(NON)			13,862	566,124

LyondellBasell Industries NV Class A			128,708	13,323,852

Minerals Technologies, Inc.			2,155	146,820

Monsanto Co.			1,200	127,908

Mota-Engil Africa NV (Angola)(NON)			4,537	34,142

Mota-Engil SGPS SA (Portugal)			60,162	153,057

Newcrest Mining, Ltd. (Australia)(NON)			2,241	22,512

Newmont Mining Corp.			1,570	36,675

Nitto Denko Corp. (Japan)			15,000	1,232,994

NN, Inc.			14,040	358,301

Orion Engineered Carbons SA (Luxembourg)			12,780	235,919

PolyOne Corp.			4,626	181,200

Potash Corp. of Saskatchewan, Inc. (Canada)			849	26,292

Randgold Resources, Ltd. (United Kingdom)			1,011	68,069

Rio Tinto PLC (United Kingdom)			12,138	498,538

Royal Gold, Inc.			255	15,705

SBA Communications Corp. Class A(NON)			45,664	5,249,990

Sherwin-Williams Co. (The)			30,394	8,358,958

Shin-Etsu Chemical Co., Ltd. (Japan)			500	31,045

Smurfit Kappa Group PLC (Ireland)			6,799	187,298

South32, Ltd. (Australia)(NON)			28,319	39,111

South32, Ltd. (Australia)(NON)			23,315	31,505

Sumitomo Metal Mining Co., Ltd. (Japan)			42,000	639,515

Symrise AG (Germany)			5,265	326,765

Syngenta AG (Switzerland)			2,708	1,100,636

Taiheiyo Cement Corp. (Japan)			8,000	23,402

ThyssenKrupp AG (Germany)			42,846	1,114,639

UPM-Kymmene OYJ (Finland)			44,524	787,748

US Concrete, Inc.(NON)			6,406	242,723

Wendel SA (France)			5,332	653,584

				47,417,986
Capital goods (4.0%)

ABB, Ltd. (Switzerland)			39,406	825,252

Airbus Group SE (France)			11,854	769,138

Allison Transmission Holdings, Inc.			138,400	4,049,584

Altra Industrial Motion Corp.			8,610	234,020

American Axle & Manufacturing Holdings, Inc.(NON)			5,480	114,587

Avery Dennison Corp.			344	20,963

AZZ, Inc.			3,330	172,494

BAE Systems PLC (United Kingdom)			145,877	1,034,192

Ball Corp.			489	34,303

Bombardier, Inc. Class B (Canada)			82,300	148,259

CAE, Inc. (Canada)			330	3,929

Canon, Inc. (Japan)			42,900	1,395,998

Chase Corp.			2,713	107,842

Cooper-Standard Holding, Inc.(NON)			4,837	297,330

Crown Holdings, Inc.(NON)			117,800	6,232,798

Cubic Corp.			8,088	384,827

Douglas Dynamics, Inc.			4,275	91,827

General Dynamics Corp.			81,117	11,493,468

Huntington Ingalls Industries, Inc.			24,900	2,803,491

Hyster-Yale Materials Holdings, Inc.			2,094	145,072

IDEX Corp.			29,600	2,325,968

Illinois Tool Works, Inc.			24,900	2,285,571

Ingersoll-Rand PLC			40,000	2,696,800

Jiangnan Group, Ltd. (China)			340,000	97,813

JTEKT Corp (Japan)			11,400	215,919

Kaba Holding AG Class B (Switzerland)			344	204,755

Kadant, Inc.			6,224	293,773

KBR, Inc.			131,800	2,567,464

Leggett & Platt, Inc.			45,700	2,224,676

Lockheed Martin Corp.			636	118,232

MasTec, Inc.(NON)			19,250	382,498

Matrix Service Co.(NON)			14,694	268,606

Meritor, Inc.(NON)			22,876	300,133

Miller Industries, Inc.			7,088	141,406

Mitsubishi Electric Corp. (Japan)			100,000	1,292,642

MSA Safety, Inc.			2,703	131,123

Northrop Grumman Corp.			56,700	8,994,321

Orbital ATK, Inc.			1,234	90,526

OSRAM Licht AG (Germany)			10,313	493,873

Raytheon Co.			26,610	2,546,045

Rheinmetall AG (Germany)			4,243	215,158

Rockwell Collins, Inc.			473	43,682

Roper Technologies, Inc.			41,300	7,122,598

Safran SA (France)			19,131	1,296,541

Sandvik AB (Sweden)			90,590	1,001,535

Schindler Holding AG (Switzerland)			184	30,091

Societe BIC SA (France)			217	34,595

Sound Global, Ltd. (China)(F)(NON)(S)			81,000	65,086

Spirit AeroSystems Holdings, Inc. Class A(NON)			36,800	2,028,048

Standard Motor Products, Inc.			10,079	353,974

Standex International Corp.(S)			3,117	249,142

Stericycle, Inc.(NON)			189	25,309

Stoneridge, Inc.(NON)			15,866	185,791

Tenneco, Inc.(NON)			2,916	167,495

Tetra Tech, Inc.			17,472	447,982

THK Co., Ltd. (Japan)			26,400	570,776

Tower International, Inc.(NON)			7,531	196,183

TransDigm Group, Inc.(NON)			178	39,991

Trinity Industries, Inc.			11,004	290,836

Trinseo SA(NON)(S)			20,112	539,806

Triumph Group, Inc.			4,895	323,021

Vinci SA (France)			5,565	321,871

Wabash National Corp.(NON)(S)			29,473	369,591

Waste Management, Inc.			880	40,788

Zodiac Aerospace (France)			1,156	37,632

				74,029,040
Communication services (1.8%)

BCE, Inc. (Canada)			3,500	148,687

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			11,064	18,851

Bharti Infratel, Ltd. (India)			25,618	179,825

BT Group PLC (United Kingdom)			174,955	1,237,591

CalAmp Corp.(NON)			14,622	266,998

Cellnex Telecom SAU 144A (Spain)(NON)			6,709	113,502

CenturyLink, Inc.			197,900	5,814,302

Cincinnati Bell, Inc.(NON)			75,759	289,399

Com Hem Holding AB (Sweden)			46,256	428,810

Comtech Telecommunications Corp.			12,865	373,728

Deutsche Telekom AG (Germany)			55,116	949,341

EchoStar Corp. Class A(NON)			9,441	459,588

Eutelsat Communications SA (France)			2,021	65,228

Frontier Communications Corp.			46,075	228,071

HKT Trust & HKT, Ltd. (Unit) (Hong Kong)			9,000	10,589

IDT Corp. Class B			6,716	121,425

Inmarsat PLC (United Kingdom)			3,950	56,820

Inteliquent, Inc.			9,725	178,940

Iridium Communications, Inc.(NON)(S)			16,300	148,167

Juniper Networks, Inc.			241,500	6,271,755

KDDI Corp. (Japan)			21,900	528,599

Liberty Global PLC Ser. C (United Kingdom)(NON)			4,700	237,961

magicJack VocalTec, Ltd. (Israel)(NON)(S)			24,516	182,154

NeuStar, Inc. Class A(NON)(S)			7,016	204,937

NICE Systems, Ltd. (Israel)			1,168	74,278

NTT DoCoMo, Inc. (Japan)			49,100	940,396

Numericable-SFR (France)(NON)			4,377	232,005

Orange SA (France)			46,365	713,839

Proximus (Belgium)			993	35,060

Quebecor, Inc. Class B (Canada)			7,400	184,970

Rogers Communications, Inc. Class B (Canada)			268	9,506

SES SA GDR (France)			2,059	69,174

Shaw Communications, Inc. (Canada)			180	3,920

ShoreTel, Inc.(NON)			18,636	126,352

Sky PLC (United Kingdom)			2,590	42,201

Spark New Zealand, Ltd. (New Zealand)			84,478	160,004

Spok Holdings, Inc.			8,288	139,570

StarHub, Ltd. (Singapore)			5,600	16,424

Swisscom AG (Switzerland)			67	37,551

Telecom Italia SpA RSP (Italy)			508,887	519,393

Telefonica SA (Spain)			42,987	611,031

Telenor ASA (Norway)			28,015	613,865

Telstra Corp., Ltd. (Australia)			223,339	1,058,028

Verizon Communications, Inc.			172,216	8,026,988

Vodafone Group PLC (United Kingdom)			245,813	887,758

				33,017,581
Conglomerates (0.2%)

Danaher Corp.			1,395	119,398

Exor SpA (Italy)			10,471	499,863

Keisei Electric Railway Co., Ltd. (Japan)			9,000	107,072

Mitsubishi Corp. (Japan)			28,200	620,292

Siemens AG (Germany)			11,118	1,119,879

Tyco International PLC			3,500	134,680

Vivendi SA (France)			6,660	167,988

				2,769,172
Consumer cyclicals (7.7%)

ABC-Mart, Inc. (Japan)			300	18,360

Accor SA (France)			2,505	126,425

Adecco SA (Switzerland)			13,030	1,057,786

Adidas AG (Germany)			4,960	379,611

Alimentation Couche Tard, Inc. Class B (Canada)			171	7,315

Ascena Retail Group, Inc.(NON)			19,554	325,672

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			17,174	266,135

Automatic Data Processing, Inc.			980	78,625

AutoZone, Inc.(NON)			117	78,027

Axel Springer AG (Germany)			1,434	75,283

Babcock International Group PLC (United Kingdom)			35,074	595,188

Bayerische Motoren Werke (BMW) AG (Germany)			7,076	774,510

Big Lots, Inc.			7,632	343,364

Bridgestone Corp. (Japan)			7,500	277,454

Brunswick Corp.			5,607	285,172

Bunzl PLC (United Kingdom)			25,922	707,886

Bureau Veritas SA (France)			1,739	40,054

Caleres, Inc.			10,333	328,383

Canadian Tire Corp., Ltd. (Canada)			25	2,674

Carmike Cinemas, Inc.(NON)			10,718	284,456

Carter's, Inc.			39,100	4,156,330

CEB, Inc.			1,909	166,198

Children's Place, Inc. (The)			3,726	243,718

Clorox Co. (The)			250	26,005

Compagnie Financiere Richemont SA (Switzerland)			5,680	462,018

Compass Group PLC (United Kingdom)			95,950	1,587,518

Conn's, Inc.(NON)(S)			7,654	303,864

Continental AG (Germany)			6,924	1,638,404

Cooper Tire & Rubber Co.			10,260	347,096

Ctrip.com International, Ltd. ADR (China)(NON)			1,700	123,454

Daimler AG (Registered Shares) (Germany)			3,233	294,256

Daito Trust Construction Co., Ltd. (Japan)			500	51,804

Dalata Hotel Group PLC (Ireland)(NON)			30,592	122,780

Dana Holding Corp.			12,010	247,166

Deckers Outdoor Corp.(NON)			3,796	273,198

Deluxe Corp.			10,319	639,778

Denso Corp. (Japan)			10,700	532,967

Dillards, Inc. Class A			3,515	369,743

Discovery Communications, Inc. Class A(NON)(S)			356,900	11,870,494

Discovery Communications, Inc. Class C(NON)			815	25,330

Dollar General Corp.			1,109	86,214

Dollar Tree, Inc.(NON)			758	59,874

Dollarama, Inc. (Canada)			47	2,849

Don Quijote Co., Ltd. (Japan)			800	34,056

Elis SA (France)(NON)			7,269	142,790

Ennis, Inc.			8,762	162,886

Eros International PLC(NON)(S)			6,242	156,799

Ethan Allen Interiors, Inc.			11,203	295,087

Experian PLC (United Kingdom)			32,941	599,882

Express, Inc.(NON)			8,550	154,841

FactSet Research Systems, Inc.			123	19,989

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			12,730	186,483

Five Below, Inc.(NON)(S)			3,871	153,021

Fuji Heavy Industries, Ltd. (Japan)			37,500	1,381,297

G&K Services, Inc. Class A			3,940	272,412

G-III Apparel Group, Ltd.(NON)			1,812	127,474

Geberit International AG (Switzerland)			2,081	693,778

Gildan Activewear, Inc. (Canada)			85	2,824

Global Cash Access Holdings, Inc.(NON)			20,295	157,083

Global Mediacom Tbk PT (Indonesia)			1,023,100	89,783

Harley-Davidson, Inc.			66,766	3,762,264

Hilton Worldwide Holdings, Inc.(NON)			215,100	5,926,005

Home Depot, Inc. (The)			149,400	16,602,822

Iconix Brand Group, Inc.(NON)(S)			10,141	253,221

Inditex SA (Spain)			20,835	677,209

Interpublic Group of Cos., Inc. (The)			1,482	28,558

Isetan Mitsukoshi Holdings, Ltd. (Japan)			39,500	706,181

ITV PLC (United Kingdom)			318,965	1,319,590

J Front Retailing Co., Ltd. (Japan)			1,800	33,887

KAR Auction Services, Inc.			53,823	2,012,980

Kimberly-Clark Corp.			71,400	7,566,258

Kohl's Corp.			230	14,400

Landauer, Inc.			7,747	276,103

Lear Corp.			28,370	3,184,816

Liberty Interactive Corp. Class A(NON)			95,800	2,658,450

Liberty Media Corp. Class A(NON)			42,200	1,520,888

LifeLock, Inc.(NON)			9,272	152,061

Lions Gate Entertainment Corp.			15,932	590,281

Live Nation Entertainment, Inc.(NON)			11,079	304,562

LIXIL Group Corp. (Japan)			9,900	196,568

Lowe's Cos., Inc.			145,212	9,724,848

Luxottica Group SpA (Italy)			4,618	307,101

Macy's, Inc.			70,615	4,764,394

Madison Square Garden Co. (The) Class A(NON)			232	19,370

Magna International, Inc. (Canada)			154	8,643

Marcus Corp.			13,479	258,527

Marks & Spencer Group PLC (United Kingdom)			84,505	711,693

Marriott International, Inc./MD Class A			15,600	1,160,484

Marriott Vacations Worldwide Corp.			3,717	341,035

Mediaset SpA (Italy)			31,016	149,101

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			5,100	100,113

Men's Wearhouse, Inc. (The)			7,094	454,513

MGM China Holdings, Ltd. (Hong Kong)			216,800	354,642

Moncler SpA (Italy)			13,714	254,104

National CineMedia, Inc.			19,032	303,751

NIKE, Inc. Class B			78,153	8,442,087

Nintendo Co., Ltd. (Japan)			2,700	451,599

Nippon Television Holdings, Inc. (Japan)			7,200	127,369

Nissan Motor Co., Ltd. (Japan)			39,700	413,592

Nitori Holdings Co., Ltd. (Japan)			500	40,773

Omnicom Group, Inc.			698	48,504

Oriental Land Co., Ltd. (Japan)			8,900	568,317

Oxford Industries, Inc.			4,704	411,365

Panasonic Corp. (Japan)			120,600	1,656,975

Peugeot SA (France)(NON)			36,629	753,217

PGT, Inc.(NON)			31,493	456,963

Pitney Bowes, Inc.			8,789	182,899

ProSiebenSat.1 Media AG (Germany)			2,449	120,951

Publicis Groupe SA (France)			8,827	652,640

Ralph Lauren Corp.			208	27,531

RE/MAX Holdings, Inc. Class A			9,654	342,814

Remy International, Inc.			5,913	130,736

Sankyo Co., Ltd. (Japan)			500	17,711

Scripps Networks Interactive Class A			27,783	1,816,175

SeaWorld Entertainment, Inc.			15,896	293,122

Secom Co., Ltd. (Japan)			500	32,459

Securitas AB Class B (Sweden)			59,633	788,407

Sequential Brands Group, Inc.(NON)(S)			13,881	212,240

Shimamura Co., Ltd. (Japan)			200	21,016

Shimano, Inc. (Japan)			4,500	614,046

Singapore Press Holdings, Ltd. (Singapore)			6,200	18,782

Sirius XM Holdings, Inc.(NON)			1,029,400	3,839,662

Smith & Wesson Holding Corp.(NON)			22,109	366,788

Sohgo Security Services Co., Ltd. (Japan)			4,700	185,488

Sotheby's Class A			5,429	245,608

Sports Direct International PLC (United Kingdom)(NON)			21,393	241,515

Steven Madden, Ltd.(NON)			3,558	152,211

Swatch Group AG (The) (Switzerland)			970	377,750

Swire Pacific, Ltd. Class A (Hong Kong)			3,500	44,001

Takashimaya Co., Ltd. (Japan)			3,000	27,209

Target Corp.			1,722	140,567

Tata Motors, Ltd. (India)			33,658	229,470

Thomas Cook Group PLC (United Kingdom)(NON)			81,142	174,412

Thomson Reuters Corp. (Canada)			131	4,988

TiVo, Inc.(NON)			17,500	177,450

Toyo Tire & Rubber Co., Ltd. (Japan)			7,300	154,369

Toyota Industries Corp. (Japan)			4,100	233,836

Toyota Motor Corp. (Japan)			41,800	2,801,695

TubeMogul, Inc.(NON)(S)			6,032	86,197

USS Co., Ltd. (Japan)			1,700	30,698

Vail Resorts, Inc.			1,480	161,616

Valeo SA (France)			6,604	1,040,685

Vantiv, Inc. Class A(NON)			452	17,262

VF Corp.			16,515	1,151,756

Viacom, Inc. Class B			80,200	5,184,128

Vince Holding Corp.(NON)			6,086	72,910

Vista Outdoor, Inc.(NON)			2,469	110,858

Visteon Corp.(NON)			3,437	360,816

Wal-Mart Stores, Inc.			533	37,806

Walt Disney Co. (The)			1,151	131,375

Wolverine World Wide, Inc.			9,961	283,689

WPP PLC (United Kingdom)			28,637	641,641

Wyndham Worldwide Corp.			44,185	3,619,193

Yamaha Motor Co., Ltd. (Japan)			19,000	415,598

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			4,000	13,391

				142,412,274
Consumer staples (4.9%)

Altria Group, Inc.			34,063	1,666,021

Anheuser-Busch InBev NV (Belgium)			13,940	1,670,658

Associated British Foods PLC (United Kingdom)			9,148	412,672

Avon Products, Inc.(S)			13,995	87,609

Barrett Business Services, Inc.			2,139	77,688

Barry Callebaut AG (Switzerland)			536	610,557

Beacon Roofing Supply, Inc.(NON)			8,644	287,154

Benesse Holdings, Inc. (Japan)			700	17,559

Bloomin' Brands, Inc.			8,129	173,554

Bright Horizons Family Solutions, Inc.(NON)			2,784	160,915

British American Tobacco PLC (United Kingdom)			16,496	885,145

Britvic PLC (United Kingdom)			13,801	155,589

Buffalo Wild Wings, Inc.(NON)			943	147,759

Bunge, Ltd.			117,845	10,346,791

Cal-Maine Foods, Inc.(S)			7,055	368,271

Calbee, Inc. (Japan)			16,000	674,592

Capella Education Co.			7,811	419,216

Capita PLC (United Kingdom)			4,406	85,706

Carrefour SA (France)(NON)			21,938	702,421

Chipotle Mexican Grill, Inc.(NON)			15	9,075

Church & Dwight Co., Inc.			276	22,392

Colgate-Palmolive Co.			32,358	2,116,537

Colruyt SA (Belgium)			2,123	95,064

Costco Wholesale Corp.			953	128,712

Coty, Inc. Class A(NON)			22,865	730,994

CVS Health Corp.			153,646	16,114,392

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private) (Germany)(F)(RES)(NON)			16	109,869

Diageo PLC (United Kingdom)			20,762	600,576

Distribuidora Internacional de Alimentacion SA (Spain)			57,973	442,724

Dr. Pepper Snapple Group, Inc.			99,455	7,250,270

Empire Co., Ltd. Class A (Canada)			18	1,268

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Farmer Bros Co.(NON)(S)			3,782	88,877

George Weston, Ltd. (Canada)			16	1,257

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,460

Grand Canyon Education, Inc.(NON)			8,230	348,952

Henkel AG & Co. KGaA (Preference) (Germany)			4,707	527,908

Imperial Tobacco Group PLC (United Kingdom)			19,949	961,347

ITOCHU Corp. (Japan)			11,400	150,621

ITT Educational Services, Inc.(NON)(S)			4,505	17,885

Japan Tobacco, Inc. (Japan)			18,000	641,329

John B. Sanfilippo & Son, Inc.			11,129	577,595

Kao Corp. (Japan)			23,800	1,107,108

Kerry Group PLC Class A (Ireland)			8,677	643,194

Kforce, Inc.			12,487	285,578

Koninklijke Ahold NV (Netherlands)			65,731	1,231,107

Korn/Ferry International			6,843	237,931

L'Oreal SA (France)			4,352	776,292

Lawson, Inc. (Japan)			700	47,931

Liberty Ventures Ser. A(NON)			63,600	2,497,572

Loblaw Cos., Ltd. (Canada)			79	3,990

ManpowerGroup, Inc.			12,600	1,126,188

McDonald's Corp.			1,561	148,404

Metro, Inc. (Canada)			93	2,496

Mondelez International, Inc. Class A			348,100	14,320,834

Monster Worldwide, Inc.(NON)(S)			63,447	414,943

Nestle SA (Switzerland)			47,586	3,435,537

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nissin Food Products Co., Ltd. (Japan)			700	30,715

Nutraceutical International Corp.(NON)			4,702	116,327

On Assignment, Inc.(NON)			15,873	623,491

Papa John's International, Inc.			3,247	245,506

Philip Morris International, Inc.			60,204	4,826,555

Pinnacle Foods, Inc.			10,667	485,775

Reckitt Benckiser Group PLC (United Kingdom)			8,179	705,277

Recruit Holdings Co., Ltd. (Japan)			2,400	73,244

RetailMeNot, Inc.(NON)			16,553	295,140

Reynolds American, Inc.			850	63,461

SABMiller PLC (United Kingdom)			10,151	526,980

Sally Beauty Holdings, Inc.(NON)			9,398	296,789

Saputo, Inc. (Canada)			92	2,225

Seven & i Holdings Co., Ltd. (Japan)			3,500	150,427

Shiseido Co., Ltd. (Japan)			9,100	206,560

Shutterfly, Inc.(NON)			1,464	69,994

Sodexo SA (France)			719	68,278

Sonic Corp.			10,181	293,213

SpartanNash Co.			10,248	333,470

Swedish Match AB (Sweden)			23,763	675,925

Tate & Lyle PLC (United Kingdom)			2,013	16,431

TrueBlue, Inc.(NON)			13,075	390,943

Tupperware Brands Corp.			185	11,940

Unilever NV ADR (Netherlands)			16,519	687,937

Unilever PLC (United Kingdom)			14,276	612,371

USANA Health Sciences, Inc.(NON)			1,437	196,380

WH Group, Ltd. 144A (Hong Kong)(NON)			298,562	203,367

Wilmar International, Ltd. (Singapore)			15,400	37,504

WM Morrison Supermarkets PLC (United Kingdom)			16,917	48,058

Wolseley PLC (United Kingdom)			8,892	567,664

Woolworths, Ltd. (Australia)			9,319	193,844

Zalando SE (Germany)(NON)			1,446	48,290

				89,284,170
Energy (4.1%)

Amec Foster Wheeler PLC (United Kingdom)			42,870	550,664

BG Group PLC (United Kingdom)			49,876	830,305

BP PLC (United Kingdom)			241,173	1,592,129

Callon Petroleum Co.(NON)			47,136	392,172

Canadian Solar, Inc. (Canada)(NON)			12,724	363,906

Connacher Oil and Gas, Ltd. (Canada)(NON)			3,341	5,520

CVR Energy, Inc.			20,500	771,620

Delek US Holdings, Inc.			7,565	278,543

Diamondback Energy, Inc.(NON)			1,232	92,868

EnCana Corp. (Canada)			16,500	181,910

EP Energy Corp. Class A(NON)(S)			16,920	215,392

Exxon Mobil Corp.			84,474	7,028,237

Ezion Holdings, Ltd. (Singapore)(S)			287,300	218,645

Genel Energy PLC (United Kingdom)(NON)			37,501	298,742

Green Plains, Inc.			10,111	278,558

Gulfport Energy Corp.(NON)			4,294	172,834

HollyFrontier Corp.			708	30,225

Imperial Oil, Ltd. (Canada)			390	15,066

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	499

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	499

Marathon Petroleum Corp.			175,800	9,196,098

National Oilwell Varco, Inc.			1,296	62,571

Northern Oil and Gas, Inc.(NON)(S)			55,253	374,063

Occidental Petroleum Corp.			178,900	13,913,053

Oil States International, Inc.(NON)			18,600	692,478

Pacific Ethanol, Inc.(NON)(S)			19,638	202,664

REX American Resources Corp.(NON)			4,653	296,117

Royal Dutch Shell PLC Class A (United Kingdom)			39,067	1,096,626

Royal Dutch Shell PLC Class A (United Kingdom)			29,933	846,617

Royal Dutch Shell PLC Class B (United Kingdom)			35,491	1,007,678

Schlumberger, Ltd.			144,176	12,426,529

SM Energy Co.			4,324	199,423

Spectra Energy Corp.			2,418	78,827

Statoil ASA (Norway)			47,007	839,962

Stone Energy Corp.(NON)			6,698	84,328

Suncor Energy, Inc. (Canada)			12,332	339,648

Superior Energy Services, Inc.			160,600	3,379,024

TerraForm Power, Inc. Class A(NON)			5,159	195,939

Total SA (France)			30,534	1,483,158

TransCanada Corp. (Canada)			687	27,920

Triangle Petroleum Corp.(NON)(S)			31,249	156,870

Unit Corp.(NON)			3,286	89,116

Valero Energy Corp.			214,100	13,402,660

Vestas Wind Systems A/S (Denmark)			22,561	1,126,044

Whiting Petroleum Corp.(NON)			6,600	221,760

Woodside Petroleum, Ltd. (Australia)			16,436	434,077

				75,491,584
Financials (10.6%)

Access National Corp.			5,690	110,614

ACE, Ltd.			2,039	207,326

Admiral Group PLC (United Kingdom)			13,849	301,815

AG Mortgage Investment Trust, Inc.(R)			3,314	57,266

Ageas (Belgium)			22,559	869,055

Agree Realty Corp.(R)			5,962	173,912

AIA Group, Ltd. (Hong Kong)			333,200	2,181,486

Alexandria Real Estate Equities, Inc.(R)			188	16,442

Allianz SE (Germany)			8,485	1,321,492

Allied World Assurance Co. Holdings AG			6,504	281,103

American Campus Communities, Inc.(R)			388	14,624

American Capital Agency Corp.(R)			125,326	2,302,239

American Equity Investment Life Holding Co.			13,210	356,406

American International Group, Inc.			7,800	482,196

Amtrust Financial Services, Inc.			7,466	489,098

Aon PLC			7,484	746,005

Aozora Bank, Ltd. (Japan)			10,000	37,750

Apollo Commercial Real Estate Finance, Inc.(R)			8,845	145,323

Apollo Residential Mortgage, Inc.(R)			14,677	215,605

Arbor Realty Trust, Inc.(R)			33,719	227,940

Arlington Asset Investment Corp. Class A			3,838	75,071

ARMOUR Residential REIT, Inc.(R)			17,671	49,656

Ashford Hospitality Trust, Inc.(R)			20,599	174,268

Ashford, Inc.(NON)			237	20,683

Aspen Insurance Holdings, Ltd.			13,200	632,280

Assicurazioni Generali SpA (Italy)			49,371	889,466

Australia & New Zealand Banking Group, Ltd. (Australia)			23,066	573,050

AXA SA (France)			40,069	1,010,903

Axis Bank, Ltd. (India)			20,554	180,412

Axis Capital Holdings, Ltd.			27,008	1,441,417

Banco Bilbao Vizcaya Argentaria SA (Spain)			56,190	550,761

Banco de Sabadell SA (Spain)			69,185	166,988

Banco Latinoamericano de Exportaciones SA Class E (Panama)			13,197	424,679

Banco Santander SA (Spain)			103,429	722,288

Bank Hapoalim BM (Israel)			2,333	12,568

Bank Leumi Le-Israel BM (Israel)(NON)			3,156	13,347

Bank of America Corp.			1,060,700	18,053,114

Bank of East Asia, Ltd. (BEA) (The) (Hong Kong)			9,200	40,235

Bank of Ireland (Ireland)(NON)			1,238,913	499,995

Bank of New York Mellon Corp. (The)			47,500	1,993,575

Bank of Queensland, Ltd. (Australia)			34,973	344,578

Bank of Yokohama, Ltd. (The) (Japan)			116,000	711,440

Bankia SA (Spain)(NON)			340,330	431,776

Barclays PLC (United Kingdom)			123,136	504,009

BB&T Corp.			2,125	85,659

Berkshire Hathaway, Inc. Class B(NON)			1,244	169,321

BNP Paribas SA (France)			10,905	658,325

BOC Hong Kong Holdings, Ltd. (Hong Kong)			13,000	54,170

BofI Holding, Inc.(NON)(S)			3,974	420,092

British Land Company PLC (United Kingdom)(R)			5,896	73,511

Brixmor Property Group, Inc.(R)			77,621	1,795,374

Campus Crest Communities, Inc.(R)			27,392	151,752

Capital One Financial Corp.			1,599	140,664

Cardinal Financial Corp.			11,022	240,169

Cardtronics, Inc.(NON)			7,459	276,356

CBL & Associates Properties, Inc.(R)			7,535	122,067

CBRE Group, Inc. Class A(NON)			241,900	8,950,300

Challenger, Ltd. (Australia)			126,448	655,610

Chimera Investment Corp.(R)			26,900	368,799

Chubb Corp. (The)			234	22,263

Citizens & Northern Corp.			7,104	145,987

CNO Financial Group, Inc.			14,062	258,038

CNP Assurances (France)			60,901	1,017,074

Commonwealth Bank of Australia (Australia)			13,578	891,831

Credicorp, Ltd. (Peru)			1,400	194,488

Credit Acceptance Corp.(NON)(S)			620	152,632

Credit Agricole SA (France)			76,416	1,136,466

Credit Suisse Group AG (Switzerland)			20,390	560,482

Cullen/Frost Bankers, Inc.			191	15,009

Customers Bancorp, Inc.(NON)			15,244	409,911

CYS Investments, Inc.(R)			10,724	82,897

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			145,334	121,873

DBS Group Holdings, Ltd. (Singapore)			53,400	820,319

Deutsche Bank AG (Germany)			17,645	530,147

Dewan Housing Finance Corp., Ltd. (India)			30,177	199,482

Dexus Property Group (Australia)(R)			107,103	603,238

Direct Line Insurance Group PLC (United Kingdom)			13,778	72,694

DNB ASA (Norway)			15,708	262,052

Dubai Islamic Bank PJSC (United Arab Emirates)			68,656	127,857

East West Bancorp, Inc.			4,004	179,459

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			180,187	185,559

Employers Holdings, Inc.			18,187	414,300

Encore Capital Group, Inc.(NON)(S)			7,951	339,826

EPR Properties(R)			3,116	170,694

Equity Lifestyle Properties, Inc.(R)			9,900	520,542

Eurazeo SA (France)			5,759	381,052

Everest Re Group, Ltd.			2,228	405,518

Farmers Capital Bank Corp.(NON)			5,120	145,562

FCB Financial Holdings, Inc. Class A(NON)			11,298	359,276

Federal Agricultural Mortgage Corp. Class C			5,113	148,584

Federated National Holding Co.			17,724	428,921

Financial Institutions, Inc.			7,315	181,705

First Community Bancshares, Inc.			6,877	125,299

First Industrial Realty Trust(R)			6,726	125,978

First NBC Bank Holding Co.(NON)			8,090	291,240

FirstMerit Corp.			8,562	178,346

Flushing Financial Corp.			7,227	151,839

Foxtons Group PLC (United Kingdom)			67,209	250,171

Gain Capital Holdings, Inc.			20,024	191,429

General Growth Properties(R)			245,500	6,299,530

Genworth Financial, Inc. Class A(NON)			615,016	4,655,671

Gjensidige Forsikring ASA (Norway)			2,713	43,738

Goldman Sachs Group, Inc. (The)			57,654	12,037,579

Grupo Financiero Banorte SAB de CV (Mexico)			37,600	206,737

Hammerson PLC (United Kingdom)(R)			47,073	455,245

Hang Seng Bank, Ltd. (Hong Kong)			62,100	1,213,712

Hanmi Financial Corp.			14,243	353,796

Hannover Rueckversicherung AG (Germany)			550	53,217

HCI Group, Inc.			7,697	340,284

HCP, Inc.(R)			1,345	49,052

Health Care REIT, Inc.(R)			647	42,463

Heartland Financial USA, Inc.			4,915	182,936

Heritage Financial Group, Inc.			6,877	207,548

Heritage Insurance Holdings, Inc.(NON)			17,964	412,992

Hersha Hospitality Trust(R)			5,810	148,962

Hibernia REIT PLC (Ireland)(R)			491,454	690,351

Home Capital Group, Inc. (Canada)			2,300	79,699

HSBC Holdings PLC (United Kingdom)			189,364	1,696,265

Hysan Development Co., Ltd. (Hong Kong)			8,000	34,677

ING Groep NV GDR (Netherlands)			49,185	812,090

Intact Financial Corp. (Canada)			3,977	276,352

Intesa Sanpaolo SpA (Italy)			195,679	709,432

Invesco Mortgage Capital, Inc.(R)			5,485	78,545

Investors Real Estate Trust(R)			15,163	108,264

Israel Corp, Ltd. (The) (Israel)			22	7,759

Japan Hotel REIT Investment Corp (Japan)(R)			416	277,027

Japan Prime Realty Investment Corp. (Japan)(R)			7	21,763

Japan Retail Fund Investment Corp. (Japan)(R)			20	40,021

Jones Lang LaSalle, Inc.			21,400	3,659,400

Joyo Bank, Ltd. (The) (Japan)			114,000	639,000

JPMorgan Chase & Co.			303,117	20,539,208

KCG Holdings, Inc. Class A(NON)			19,182	236,514

Kennedy-Wilson Holdings, Inc.			8,063	198,269

KKR & Co. LP			7,900	180,515

Legal & General Group PLC (United Kingdom)			215,378	842,309

Lexington Realty Trust(R)			30,136	255,553

Lloyds Banking Group PLC (United Kingdom)			1,499,588	2,008,448

LTC Properties, Inc.(R)			7,897	328,515

Maiden Holdings, Ltd. (Bermuda)			12,150	191,727

MainSource Financial Group, Inc.			10,901	239,277

Meta Financial Group, Inc.			4,032	173,053

Metro Bank PLC (acquired 1/15/14, cost $145,960) (Private) (United Kingdom)(F)(RES)(NON)			6,857	162,554

MFA Financial, Inc.(R)			144,497	1,067,833

Mitsubishi Estate Co., Ltd. (Japan)			7,000	150,799

Mitsubishi UFJ Financial Group, Inc. (Japan)			149,800	1,076,881

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			152,700	835,960

Mitsui Fudosan Co., Ltd. (Japan)			8,000	224,014

Mizrahi Tefahot Bank, Ltd. (Israel)			875	10,853

Mizuho Financial Group, Inc. (Japan)			92,100	199,424

Morgan Stanley			171,900	6,668,001

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			2,489	441,203

NASDAQ OMX Group, Inc. (The)			109	5,320

National Australia Bank, Ltd. (Australia)			24,364	626,163

National Health Investors, Inc.(R)			4,440	276,612

Natixis SA (France)			58,808	423,203

Nelnet, Inc. Class A			8,377	362,808

Northern Trust Corp.			536	40,983

NorthStar Asset Management Group, Inc.			53,700	992,913

Oberoi Realty, Ltd. (India)			36,401	155,539

One Liberty Properties, Inc.(R)			7,226	153,769

Oppenheimer Holdings, Inc. Class A			7,526	197,783

Opus Bank			6,526	236,111

Outfront Media, Inc.(R)			16,573	418,303

Pacific Premier Bancorp, Inc.(NON)			6,835	115,922

PacWest Bancorp			2,927	136,867

PartnerRe, Ltd.			160	20,560

Partners Group Holding AG (Switzerland)			132	39,461

Peoples Bancorp, Inc.			6,613	154,347

Permanent TSB Group Holdings PLC (Ireland)(NON)			106,536	557,276

PNC Financial Services Group, Inc.			26,175	2,503,639

Popular, Inc. (Puerto Rico)(NON)			5,630	162,482

Post Properties, Inc.(R)			2,675	145,440

PRA Group, Inc.(NON)			4,266	265,814

Prudential Financial, Inc.			119,600	10,467,392

Prudential PLC (United Kingdom)			68,480	1,648,958

Public Storage(R)			264	48,674

Ramco-Gershenson Properties Trust(R)			8,862	144,628

Regus PLC (United Kingdom)			115,549	474,225

Reinsurance Group of America, Inc.			5,700	540,759

RenaissanceRe Holdings, Ltd.			141	14,313

Republic Bancorp, Inc. Class A			4,371	112,335

Resona Holdings, Inc. (Japan)			227,300	1,241,574

RioCan Real Estate Investment Trust (Canada)(R)			3,927	84,168

Sampo Oyj (Finland)			1,021	48,092

SBI Holdings, Inc. (Japan)			50,300	692,943

Scentre Group (Australia)(R)			240,248	695,113

SCOR SE (France)			7,663	270,346

Select Income REIT(R)			5,563	114,820

Seven Bank, Ltd. (Japan)			6,000	27,798

Skandinaviska Enskilda Banken AB (Sweden)			76,124	973,376

Spirit Realty Capital, Inc.(R)			1,384	13,383

St James's Place PLC (United Kingdom)			14,450	205,703

Starwood Property Trust, Inc.(R)			790	17,040

State Street Corp.			162,300	12,497,100

Sumitomo Mitsui Financial Group, Inc. (Japan)			11,900	530,801

Sumitomo Realty & Development Co., Ltd. (Japan)			10,000	350,819

Sumitomo Warehouse Co., Ltd. (The) (Japan)			61,000	340,924

Summit Hotel Properties, Inc.(R)			19,082	248,257

Sun Hung Kai Properties, Ltd. (Hong Kong)			3,000	48,610

Swedbank AB Class A (Sweden)			29,573	689,574

Swiss Life Holding AG (Switzerland)			2,742	627,908

Swiss Re AG (Switzerland)			878	77,710

Symetra Financial Corp.			12,219	295,333

Synchrony Financial(NON)			484	15,938

Talmer Bancorp, Inc. Class A			12,189	204,166

Taubman Centers, Inc.(R)			7,405	514,648

Tokyo Tatemono Co., Ltd. (Japan)			60,000	833,435

Travelers Cos., Inc. (The)			952	92,020

Tryg A/S (Denmark)			1,910	39,816

Two Harbors Investment Corp.(R)			274,700	2,675,578

UBS Group AG (Switzerland)			63,541	1,347,685

UniCredit SpA (Italy)			79,581	534,543

United Community Banks, Inc.			7,281	151,954

United Insurance Holdings Corp.			25,645	398,523

United Overseas Bank, Ltd. (Singapore)			10,000	171,289

United Urban Investment Corp. (Japan)(R)			22	31,117

Universal Health Realty Income Trust(R)			1,846	85,765

Virgin Money Holdings UK PLC (United Kingdom)(NON)			72,907	504,615

Visa, Inc. Class A			2,195	147,394

Wells Fargo & Co.			87,817	4,938,828

Westfield Corp. (Australia)(R)			92,108	648,121

Westpac Banking Corp. (Australia)			27,086	671,877

Wheelock and Co., Ltd. (Hong Kong)			230,000	1,174,991

World Acceptance Corp.(NON)			2,308	141,965

XL Group PLC			976	36,307

Zurich Insurance Group AG (Switzerland)			263	80,058

				195,856,106
Health care (8.4%)

Abbott Laboratories			2,420	118,774

AbbVie, Inc.			74,500	5,005,655

ACADIA Pharmaceuticals, Inc.(NON)(S)			5,697	238,590

Accuray, Inc.(NON)(S)			15,492	104,416

Aetna, Inc.			32,200	4,104,212

Akorn, Inc.(NON)			2,158	94,218

Alere, Inc.(NON)			13,676	721,409

Alimera Sciences, Inc.(NON)(S)			21,336	98,359

Alkermes PLC(NON)			1,547	99,534

Allergan PLC(NON)			1,100	333,806

AMAG Pharmaceuticals, Inc.(NON)(S)			17,992	1,242,528

AmerisourceBergen Corp.			110,216	11,720,369

AmSurg Corp.(NON)			5,137	359,333

Anthem, Inc.			63,300	10,390,062

Applied Genetic Technologies Corp.(NON)			5,311	81,471

Ardelyx, Inc.(NON)			14,136	225,752

ARIAD Pharmaceuticals, Inc.(NON)			57,506	475,575

Asaleo Care, Ltd. (Australia)			45,392	66,542

Astellas Pharma, Inc. (Japan)			122,200	1,742,861

AstraZeneca PLC (United Kingdom)			33,436	2,111,434

AtriCure, Inc.(NON)			6,773	166,887

aTyr Pharma, Inc.(NON)			4,503	83,396

Bayer AG (Germany)			15,387	2,153,709

BioDelivery Sciences International, Inc.(NON)			13,268	105,613

Biospecifics Technologies Corp.(NON)			2,993	154,439

Bristol-Myers Squibb Co.			2,200	146,388

C.R. Bard, Inc.			26,739	4,564,347

Carbylan Therapeutics, Inc.(NON)			2,777	19,856

Cardinal Health, Inc.			71,785	6,004,815

Cardiome Pharma Corp. (Canada)(NON)			56,111	528,005

Celesio AG (Germany)			3,891	112,785

Celgene Corp.(NON)			76,164	8,814,841

Centene Corp.(NON)			3,060	246,024

Cepheid(NON)			1,754	107,257

Chemed Corp.			5,472	717,379

China Biologic Products, Inc. (China)(NON)(S)			1,600	184,256

Cochlear, Ltd. (Australia)			98	6,060

Conatus Pharmaceuticals, Inc.(NON)			2,283	11,757

Conmed Corp.			5,619	327,419

CSL, Ltd. (Australia)			243	16,212

DaVita HealthCare Partners, Inc.(NON)			605	48,079

Depomed, Inc.(NON)			7,203	154,576

DexCom, Inc.(NON)			3,780	302,324

Dyax Corp.(NON)			5,195	137,668

Dynavax Technologies Corp.(NON)			9,806	229,706

Edwards Lifesciences Corp.(NON)			36,484	5,196,416

Eli Lilly & Co.			1,926	160,802

Emergent BioSolutions, Inc.(NON)			9,156	301,690

Enanta Pharmaceuticals, Inc.(NON)(S)			3,737	168,128

Entellus Medical, Inc.(NON)			4,226	109,327

Exact Sciences Corp.(NON)			2,632	78,276

Gilead Sciences, Inc.			118,400	13,862,272

GlaxoSmithKline PLC (United Kingdom)			58,365	1,212,812

Globus Medical, Inc. Class A(NON)			6,877	176,533

Greatbatch, Inc.(NON)			8,517	459,237

Grifols SA ADR (Spain)			5,861	181,515

Health Net, Inc.(NON)			24,382	1,563,374

HealthEquity, Inc.(NON)			6,778	217,235

Healthscope, Ltd. (Australia)			2,430	5,100

HealthSouth Corp.			9,125	420,298

Hill-Rom Holdings, Inc.			7,243	393,512

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			786,000	147,029

ICU Medical, Inc.(NON)			6,266	599,406

Immune Design Corp.(NON)			4,648	95,981

Impax Laboratories, Inc.(NON)			3,016	138,495

Infinity Pharmaceuticals, Inc.(NON)			6,610	72,380

Insys Therapeutics, Inc.(NON)(S)			7,082	254,385

Jazz Pharmaceuticals PLC(NON)			7,760	1,366,303

Johnson & Johnson			57,873	5,640,303

Kindred Healthcare, Inc.			8,879	180,155

Ligand Pharmaceuticals, Inc.(NON)			1,325	133,693

Medicines Co. (The)(NON)			2,084	59,623

Mednax, Inc.(NON)			294	21,788

Merck & Co., Inc.			276,830	15,759,932

Merck KGaA (Germany)			5,456	543,665

Merrimack Pharmaceuticals, Inc.(NON)(S)			16,589	205,123

MiMedx Group, Inc.(NON)(S)			15,045	174,372

Mitsubishi Tanabe Pharma Corp. (Japan)			600	8,996

Myriad Genetics, Inc.(NON)(S)			2,987	101,528

Neurocrine Biosciences, Inc.(NON)			3,531	168,641

Novartis AG (Switzerland)			29,638	2,921,163

Novo Nordisk A/S Class B (Denmark)			23,045	1,255,579

Omega Healthcare Investors, Inc.(R)			3,787	130,008

OncoMed Pharmaceuticals, Inc.(NON)			3,350	75,375

Ophthotech Corp.(NON)			3,791	197,359

OraSure Technologies, Inc.(NON)			26,199	141,213

Otsuka Holdings Company, Ltd. (Japan)			600	19,137

Pacira Pharmaceuticals, Inc.(NON)(S)			3,064	216,686

Pernix Therapeutics Holdings(NON)			27,177	160,888

Pfizer, Inc.			570,377	19,124,741

POZEN, Inc.(NON)(S)			41,086	423,597

Press Ganey Holdings, Inc.(NON)			1,715	49,169

Prestige Brands Holdings, Inc.(NON)			4,512	208,635

Prothena Corp. PLC (Ireland)(NON)			7,406	390,074

Providence Service Corp. (The)(NON)			5,345	236,677

PTC Therapeutics, Inc.(NON)			3,372	162,294

RadNet, Inc.(NON)			22,002	147,193

Ramsay Health Care, Ltd. (Australia)			13,905	659,475

Receptos, Inc.(NON)			2,197	417,540

Repligen Corp.(NON)			9,841	406,138

Retrophin, Inc.(NON)			4,215	139,727

Roche Holding AG-Genusschein (Switzerland)			7,128	1,997,472

Rockwell Medical, Inc.(NON)(S)			27,820	448,458

Ryman Healthcare, Ltd. (New Zealand)			896	4,809

Sage Therapeutics, Inc.(NON)			1,743	127,239

Sanofi (France)			22,268	2,190,600

Select Medical Holdings Corp.			23,670	383,454

Shimadzu Corp. (Japan)			1,000	13,588

Shionogi & Co., Ltd. (Japan)			26,500	1,027,434

Shire PLC (United Kingdom)			13,323	1,066,575

Sientra, Inc.(NON)			1,738	43,850

Sonic Healthcare, Ltd. (Australia)			425	7,007

Spectranetics Corp. (The)(NON)(S)			7,263	167,122

STAAR Surgical Co.(NON)			14,695	141,954

STADA Arzneimittel AG (Germany)			3,128	105,507

Steris Corp.			2,039	131,393

Sucampo Pharmaceuticals, Inc. Class A(NON)			10,922	179,448

Surgical Care Affiliates, Inc.(NON)			9,925	380,922

Takeda Pharmaceutical Co., Ltd. (Japan)			900	43,469

TESARO, Inc.(NON)			4,257	250,269

Teva Pharmaceutical Industries, Ltd. (acquired 3/3/14, cost $35,826) (Israel)(RES)			725	42,878

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			10,870	642,417

Threshold Pharmaceuticals, Inc.(NON)			17,912	72,364

Trevena, Inc.(NON)			9,039	56,584

Trinity Biotech PLC ADR (Ireland)			4,508	81,414

Triple-S Management Corp. Class B (Puerto Rico)(NON)			6,252	160,426

UCB SA (Belgium)			4,025	288,935

uniQure NV (Netherlands)(NON)			4,625	124,875

Valeant Pharmaceuticals International, Inc.(NON)			143	31,722

WellCare Health Plans, Inc.(NON)			4,640	393,611

West Pharmaceutical Services, Inc.			7,457	433,103

William Demant Holding A/S (Denmark)(NON)			1,444	110,157

XenoPort, Inc.(NON)			26,911	164,964

Zeltiq Aesthetics, Inc.(NON)			6,700	197,449

				153,851,160
Technology (9.4%)

A10 Networks, Inc.(NON)(S)			32,441	208,920

Accenture PLC Class A			1,367	132,298

Advanced Energy Industries, Inc.(NON)			14,182	389,863

Agilent Technologies, Inc.			110,500	4,263,090

Alcatel-Lucent (France)(NON)			104,735	381,584

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,400	197,448

Amdocs, Ltd.			63,000	3,439,170

Analog Devices, Inc.			686	44,031

Apigee Corp.(NON)			8,982	89,191

Apple, Inc.			301,112	37,766,973

Applied Micro Circuits Corp.(NON)			32,933	222,298

ASM Pacific Technology, Ltd. (Hong Kong)			700	6,935

Aspen Technology, Inc.(NON)			4,349	198,097

Avago Technologies, Ltd.			40,400	5,370,372

AVG Technologies NV (Netherlands)(NON)			10,010	272,372

Barracuda Networks, Inc.(NON)			4,518	179,003

Blackbaud, Inc.			3,927	223,643

Broadcom Corp. Class A			1,981	102,002

Brocade Communications Systems, Inc.			48,535	576,596

CACI International, Inc. Class A(NON)			1,737	140,506

Casetek Holdings, Ltd. (Taiwan)			40,000	247,614

Castlight Health, Inc. Class B(NON)(S)			16,718	136,085

Cavium, Inc.(NON)			2,023	139,203

Ceva, Inc.(NON)			11,793	229,138

Cirrus Logic, Inc.(NON)			4,998	170,082

Cisco Systems, Inc.			5,945	163,250

Computer Sciences Corp.			92,019	6,040,127

Constant Contact, Inc.(NON)			4,148	119,296

Cornerstone OnDemand, Inc.(NON)			4,206	146,369

DSP Group, Inc.(NON)			26,636	275,150

Dun & Bradstreet Corp. (The)			10,100	1,232,200

eBay, Inc.(NON)			240,355	14,478,985

EMC Corp.			288,578	7,615,573

EnerSys			8,038	564,991

Engility Holdings, Inc.			10,373	260,985

Fairchild Semiconductor International, Inc.(NON)(S)			7,126	123,850

FANUC Corp. (Japan)			7,300	1,495,968

Fidelity National Information Services, Inc.			465	28,737

Fiserv, Inc.(NON)			564	46,716

FUJIFILM Holdings Corp. (Japan)			33,700	1,204,289

Fujitsu, Ltd. (Japan)			90,000	503,297

Gentex Corp.			1,053	17,290

Glu Mobile, Inc.(NON)(S)			43,799	271,992

Google, Inc. Class A(NON)			29,013	15,668,181

Hoya Corp. (Japan)			36,500	1,463,460

Iliad SA (France)			453	100,425

Infineon Technologies AG (Germany)			69,198	858,628

Integrated Device Technology, Inc.(NON)			4,402	95,523

Intersil Corp. Class A			14,547	181,983

Intuit, Inc.			62,415	6,289,560

Itochu Techno-Solutions Corp. (Japan)			400	9,969

Ixia(NON)			30,711	382,045

Japan Display, Inc. (Japan)(NON)			47,400	178,546

Jenoptik AG (Germany)			8,635	104,161

L-3 Communications Holdings, Inc.			56,948	6,456,764

Lattice Semiconductor Corp.(NON)			45,125	265,786

Leidos Holdings, Inc.			70,800	2,858,196

Lenovo Group, Ltd. (China)			176,000	243,853

Lexmark International, Inc. Class A			3,545	156,689

Linear Technology Corp.			402	17,780

Manhattan Associates, Inc.(NON)			4,537	270,632

Marvell Technology Group, Ltd.			227,700	3,002,225

Maxim Integrated Products, Inc.			83,917	2,901,430

MAXIMUS, Inc.			2,623	172,410

Mellanox Technologies, Ltd. (Israel)(NON)			3,949	191,882

Mentor Graphics Corp.			19,293	509,914

Microsemi Corp.(NON)			4,535	158,498

Microsoft Corp.			48,888	2,158,405

MobileIron, Inc.(NON)(S)			13,341	78,845

Monolithic Power Systems, Inc.			2,605	132,100

Motorola Solutions, Inc.			112	6,422

MTS Systems Corp.			1,784	123,007

Murata Manufacturing Co., Ltd. (Japan)			10,000	1,745,312

NetApp, Inc.			1,127	35,568

Netscout Systems, Inc.(NON)(S)			1,620	59,405

NIC, Inc.			5,723	104,616

Nimble Storage, Inc.(NON)			4,737	132,920

Nomura Research Institute, Ltd. (Japan)			500	19,569

NTT Data Corp. (Japan)			8,800	384,688

ON Semiconductor Corp.(NON)			33,463	391,182

Open Text Corp. (Canada)			190	7,717

Oracle Corp.			356,820	14,379,846

Otsuka Corp. (Japan)			300	14,021

Pandora Media, Inc.(NON)			5,700	88,578

Paychex, Inc.			1,184	55,506

Perficient, Inc.(NON)			8,934	171,890

Plexus Corp.(NON)			8,527	374,165

Power Integrations, Inc.			3,120	140,962

Proofpoint, Inc.(NON)			3,108	197,886

PROS Holdings, Inc.(NON)			4,754	100,357

QAD, Inc. Class A			8,522	225,236

QLogic Corp.(NON)			47,497	673,982

Qorvo, Inc.(NON)			4,958	397,979

Qualys, Inc.(NON)			2,269	91,554

Quantum Corp.(NON)			84,947	142,711

Rovi Corp.(NON)			8,789	140,185

Sage Group PLC (The) (United Kingdom)			1,945	15,662

Samsung Electronics Co., Ltd. (South Korea)			452	513,816

Sanmina Corp.(NON)			8,000	161,280

SAP AG (Germany)			3,797	264,991

Sartorius AG (Preference) (Germany)			656	121,951

Semtech Corp.(NON)			4,549	90,298

Silergy Corp. (Taiwan)			22,181	227,888

Silicon Laboratories, Inc.(NON)			1,753	94,680

Skyworth Digital Holdings, Ltd. (China)			250,000	222,536

SoftBank Corp. (Japan)			16,500	971,921

Sophos Group PLC 144A (United Kingdom)(NON)			34,637	127,351

Sparton Corp.(NON)			2,763	75,485

SS&C Technologies Holdings, Inc.			3,120	195,000

Sumco Corp. (Japan)			16,800	210,438

Symantec Corp.			215,365	5,007,236

Synaptics, Inc.(NON)			8,763	760,059

Synchronoss Technologies, Inc.(NON)			4,073	186,258

SYNNEX Corp.			3,565	260,922

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			36,000	163,931

Tech Data Corp.(NON)			3,142	180,854

Tencent Holdings, Ltd. (China)			11,900	237,492

Teradyne, Inc.			127,800	2,465,262

Tyler Technologies, Inc.(NON)			1,985	256,819

Veeva Systems, Inc. Class A(NON)(S)			5,504	154,277

VeriFone Systems, Inc.(NON)			6,657	226,072

Verint Systems, Inc.(NON)			3,987	242,190

Wasion Group Holdings, Ltd. (Hong Kong)			88,000	135,777

Web.com Group, Inc.(NON)			12,512	303,041

Woodward, Inc.			9,509	522,900

Xcerra Corp.(NON)			41,333	312,891

Xerox Corp.			405,300	4,312,392

				173,850,403
Transportation (1.4%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			26,626	329,097

Aena SA (Spain)(NON)			2,904	303,485

Aeroports de Paris (France)			260	29,377

ANA Holdings, Inc. (Japan)			437,000	1,185,829

ArcBest Corp.			8,640	274,752

Canadian National Railway Co. (Canada)			539	31,097

Cathay Pacific Airways, Ltd. (Hong Kong)			6,000	14,753

CH Robinson Worldwide, Inc.			540	33,691

ComfortDelgro Corp., Ltd. (Singapore)			364,500	847,077

Delta Air Lines, Inc.			12,731	522,989

Deutsche Post AG (Germany)			20,049	585,724

DSV A/S (Denmark)			1,448	46,911

East Japan Railway Co. (Japan)			600	53,977

Expeditors International of Washington, Inc.			204	9,405

International Consolidated Airlines Group SA (Spain)(NON)			28,407	220,807

Japan Airlines Co., Ltd. (Japan)			7,100	247,718

JetBlue Airways Corp.(NON)			9,377	194,667

Kuehne & Nagel International AG (Switzerland)			222	29,467

Matson, Inc.			2,884	121,243

MTR Corp. (Hong Kong)			4,000	18,629

Nippon Express Co., Ltd. (Japan)			3,000	14,757

Ryanair Holdings PLC ADR (Ireland)			493	35,176

Scorpio Tankers, Inc.			21,605	217,994

Singapore Airlines, Ltd. (Singapore)			2,800	22,307

Southwest Airlines Co.			235,800	7,802,622

Swift Transportation Co.(NON)			25,632	581,077

Teekay Corp. (Bermuda)			28,700	1,228,934

Tobu Railway Co., Ltd. (Japan)			4,000	17,192

United Parcel Service, Inc. Class B			119,972	11,626,487

Universal Truckload Services, Inc.			811	17,810

West Japan Railway Co. (Japan)			500	32,010

Yamato Holdings Co., Ltd. (Japan)			1,200	23,233

				26,720,294
Utilities and power (1.8%)

AES Corp.			109,100	1,446,666

Alliant Energy Corp.			8,951	516,652

American Electric Power Co., Inc.			147,198	7,797,078

American Water Works Co., Inc.			349	16,972

Canadian Utilities, Ltd. Class A (Canada)			207	5,961

Centrica PLC (United Kingdom)			176,969	733,529

Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)			1,000	7,766

China Resources Power Holdings Co., Ltd. (China)			50,000	139,649

CLP Holdings, Ltd. (Hong Kong)			1,500	12,752

Enagas SA (Spain)			730	19,854

Enbridge, Inc. (Canada)			772	36,103

Endesa SA (Spain)			1,144	21,892

Enel SpA (Italy)			163,857	742,395

ENI SpA (Italy)			37,085	658,200

Entergy Corp.			136,425	9,617,963

Fortum OYJ (Finland)			1,436	25,519

Hong Kong & China Gas Co., Ltd. (Hong Kong)			5,500	11,537

Kinder Morgan, Inc.			3,211	123,270

OGE Energy Corp.			12,300	351,411

Origin Energy, Ltd. (Australia)			15,549	143,602

Osaka Gas Co., Ltd. (Japan)			3,000	11,847

Pinnacle West Capital Corp.			408	23,211

Power Assets Holdings, Ltd. (Hong Kong)			69,000	629,332

Red Electrica Corporacion SA (Spain)			16,466	1,319,509

RWE AG (Germany)			7,744	166,495

Southern Co. (The)			2,367	99,177

SSE PLC (United Kingdom)			11,546	278,656

Terna Rete Elettrica Nazionale SpA (Italy)			5,119	22,622

Tokyo Electric Power Co., Inc. (Japan)(NON)			180,200	982,093

Tokyo Gas Co., Ltd. (Japan)			119,000	632,022

UGI Corp.			150,800	5,195,060

United Utilities Group PLC (United Kingdom)			59,900	839,531

Veolia Environnement SA (France)			27,186	554,277

				33,182,603

Total common stocks (cost $919,434,366)				$1,047,882,373

CORPORATE BONDS AND NOTES (14.9%)(a)
			Principal amount	Value

Basic materials (1.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$210,000	$214,200

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			400,000	383,065

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			150,000	151,487

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			30,000	31,444

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			25,000	25,313

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	91,125

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			834,000	996,630

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			80,000	80,000

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			34,000	33,830

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			851,000	937,530

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			147,000	154,718

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			67,000	66,330

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			190,000	203,300

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			470,000	465,159

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			85,000	84,392

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			58,000	57,284

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	116,414

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			60,000	58,200

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			105,000	101,719

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			110,000	108,075

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			147,000	151,925

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	211,976

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			965,000	946,905

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			525,000	550,007

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			295,000	293,726

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			32,000	31,677

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			409,000	390,595

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			280,000	276,232

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			1,674,000	1,557,162

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			670,000	656,715

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			173,000	182,948

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			84,000	97,020

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			155,000	157,131

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			44,000	40,370

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			285,000	304,238

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			290,000	289,275

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			35,000	34,475

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			164,000	175,070

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			80,000	73,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			127,000	135,255

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	380,925

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			255,000	224,564

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			145,000	155,875

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			385,000	370,398

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	40,150

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			110,000	98,725

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			110,000	1

Monsanto Company sr. unsec. notes 5 1/2s, 2025			815,000	925,851

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			28,000	29,997

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			12,000	12,786

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			125,000	129,375

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			120,000	118,200

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			120,000	121,211

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	309,369

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			135,000	140,063

PQ Corp. 144A sr. notes 8 3/4s, 2018			144,000	146,880

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			865,000	865,609

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	330,791

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	241,539

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			1,465,000	1,525,431

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			130,000	132,925

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			155,000	156,163

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			95,000	92,506

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			35,000	35,350

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			40,000	40,300

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			80,000	88,200

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			113,000	113,424

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			60,000	59,175

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			45,000	44,325

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			110,000	135,850

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	20,925

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			27,000	28,418

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			80,000	80,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			13,000	12,903

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			25,000	25,050

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			205,000	199,875

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			50,000	50,500

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			23,000	24,179

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			135,000	134,494

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			173,000	163,485

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			310,000	418,090

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			245,000	315,065

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	506,441

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			175,000	177,188

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			85,000	85,638

				20,224,326
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			317,000	328,095

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			212,000	239,560

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			95,000	94,288

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			205,000	204,744

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			95,000	96,900

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			60,000	59,550

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	58,200

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			57,000	57,214

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			65,000	63,375

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	265,679

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	125,688

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			95,000	86,213

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			315,000	341,775

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			865,000	953,260

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			280,000	264,426

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			80,000	89,800

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	501,831

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			810,000	862,650

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			134,000	139,025

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			210,000	189,788

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	261,242

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	231,958

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			65,000	66,138

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			260,000	262,571

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			686,000	928,035

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			125,000	134,688

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			105,000	95,813

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			60,000	61,050

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			135,000	142,763

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			145,000	144,638

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			75,000	75,000

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			180,000	184,050

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			120,000	117,300

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			178,000	187,345

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	143,989

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	103,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			155,000	159,263

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			169,000	169,845

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			133,000	142,975

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			222,000	219,225

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			23,000	22,856

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			736,000	807,887

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			210,000	203,307

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			435,000	426,104

				10,313,853
Communication services (1.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	191,058

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	202,583

American Tower Corp. sr. unsec. notes 4s, 2025(R)			990,000	967,623

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			765,000	696,130

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			535,000	598,156

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			765,000	729,587

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			865,000	868,315

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			240,000	261,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			40,000	43,400

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			70,000	75,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			68,000	71,060

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			54,000	53,190

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			114,000	110,723

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			83,000	86,528

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			51,000	52,913

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			113,000	113,353

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			24,000	24,030

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			865,000	935,653

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			790,000	1,027,089

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	137,698

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			345,000	426,349

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			220,000	221,595

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			60,000	60,300

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020			660,000	751,485

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	81,401

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			90,000	86,400

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			183,000	193,065

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			435,000	612,014

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	195,500

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			82,000	90,938

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			145,000	139,291

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			15,000	13,650

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	26,625

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			53,000	48,230

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			104,000	102,830

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			147,000	122,010

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			313,000	261,355

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	251,936

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			50,000	49,625

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			105,000	111,431

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			125,000	131,088

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			105,000	106,050

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	393,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	293,001

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			83,000	82,793

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			136,000	150,110

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	131,288

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	471,619

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			34,000	35,275

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	254,296

Sprint Capital Corp. company guaranty 6 7/8s, 2028			497,000	427,420

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			107,000	115,828

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			67,000	66,330

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			169,000	190,845

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			318,000	310,145

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			390,000	380,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			17,000	17,723

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			47,000	48,880

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			147,000	152,513

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			43,000	44,290

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			70,000	71,575

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			127,000	130,175

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			213,000	218,858

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			50,000	51,188

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	521,614

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	498,125

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			342,000	359,125

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			240,000	274,258

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			627,000	625,591

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			58,000	66,465

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			815,000	754,494

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			3,454,000	3,034,398

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	197,897

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			512,000	608,994

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	304,422

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			130,000	129,675

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,498,000	1,481,260

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			285,000	267,188

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			197,000	210,298

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			108,000	114,750

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			83,000	75,945

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			84,000	68,355

				24,959,713
Consumer cyclicals (1.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			350,000	438,794

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,425,000	1,940,236

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			851,000	847,104

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			74,000	75,110

AMC Entertainment, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2025			95,000	93,100

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			155,000	165,463

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			692,000	751,685

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			515,000	511,269

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			217,000	215,373

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			132,000	100,980

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			110,000	112,750

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			134,000	133,386

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			64,000	63,514

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			55,000	57,338

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			230,000	225,826

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			377,000	490,207

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	455,979

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			84,000	90,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	30,336

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			93,000	95,558

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			24,000	23,790

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			53,000	50,946

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,438

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			120,000	125,100

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			420,000	437,325

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			57,000	52,298

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			80,000	79,000

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			298,000	310,851

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			25,000	25,625

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			165,000	214,996

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			585,000	557,359

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			113,000	121,193

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	596,320

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			55,000	57,475

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			40,000	41,850

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			60,000	63,150

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	197,032

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			390,000	592,951

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			841,000	1,074,636

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	311,178

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,060,000	1,294,228

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			45,000	46,350

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			150,000	146,610

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			185,000	183,231

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			432,000	441,825

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			365,000	369,361

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			920,000	901,463

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			170,000	166,809

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			97,000	98,819

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			130,000	132,275

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			263,000	269,904

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			140,000	148,400

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	165,000	137,060

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$545,000	629,110

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	33,026

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	397,157

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	208,852

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			851,000	924,335

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			319,000	338,140

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	97,196

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	151,875

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			270,000	244,350

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			282,000	268,746

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			132,000	135,630

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			25,000	24,750

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			40,000	39,150

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			340,000	306,850

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	89,500

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			245,000	230,606

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			515,000	489,327

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			92,000	101,775

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			53,000	55,783

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			84,000	86,940

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			90,000	91,013

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			83,000	87,980

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			155,000	152,288

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			57,000	58,140

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			190,000	196,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			315,000	385,190

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	259,506

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	549,501

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			60,000	60,975

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			265,000	255,725

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			30,000	30,375

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			230,000	243,800

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			255,000	256,913

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	79,100

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			180,000	188,100

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			591,616	629,332

Navistar International Corp. sr. notes 8 1/4s, 2021			78,000	74,490

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	185,925

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			375,000	402,656

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	63,150

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			220,000	221,375

Nordstrom, Inc. sr. unsec. notes 5s, 2044			240,000	252,948

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			865,000	1,099,910

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			155,000	165,463

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			115,000	116,625

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			75,000	77,625

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			137,000	140,768

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			15,000	15,338

Owens Corning company guaranty sr. unsec. notes 9s, 2019			57,000	67,987

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			172,000	173,290

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			127,000	132,080

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			110,000	111,375

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			73,000	75,646

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			65,000	66,788

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			426,000	414,719

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	86,250

QVC, Inc. company guaranty sr. notes 4.85s, 2024			195,000	195,310

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			103,000	101,970

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			298,000	301,338

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			125,000	131,094

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	160,125

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			135,000	132,975

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			40,000	37,800

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			425,000	406,938

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			40,000	31,100

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			115,000	118,738

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	89,828

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			33,000	33,248

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			24,000	24,660

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			35,000	34,213

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			100,000	100,750

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			203,000	209,090

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			27,000	28,215

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			203,000	207,568

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			4,000	4,260

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			7,000	7,403

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			115,000	121,095

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			95,000	96,425

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			70,000	73,325

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			104,000	110,240

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			65,000	66,950

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			110,000	104,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			50,000	48,125

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			77,000	75,845

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			60,000	61,425

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			135,000	133,988

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			460,000	439,116

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			80,000	80,083

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			865,000	867,205

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			250,000	245,000

Tribune Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			130,000	130,975

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,300

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			40,000	38,608

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	214,710

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			110,000	110,138

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,084,633

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	54,682

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	167,996

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	65,821

				35,290,058
Consumer staples (1.0%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			254,000	258,522

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	12,553

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	538,217

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			865,000	862,192

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			895,000	1,332,385

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			325,000	366,570

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	265,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			113,000	111,588

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			65,000	64,106

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			270,000	277,425

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			337,000	346,268

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	32,639

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			253,000	257,938

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	371,174

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			120,000	119,100

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			312,000	329,940

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			430,000	434,334

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			1,034,000	1,180,946

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	29,550

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			125,000	132,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			103,000	112,293

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			198,000	194,040

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			24,000	23,880

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			865,000	875,679

CVS Pass-Through Trust sr. notes 6.036s, 2028			41,573	46,950

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			346,315	363,681

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			120,000	121,950

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			407,000	407,037

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			193,000	156,330

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			550,000	505,462

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			509,000	622,176

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			462,000	495,119

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			176,000	176,652

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	376,388

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			515,000	508,729

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			43,000	45,580

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	68,494

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	36,881

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			420,000	494,359

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			860,000	1,066,579

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			37,000	38,388

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			245,000	262,763

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			302,000	355,537

McDonald's Corp. sr. unsec. notes 5.7s, 2039			393,000	438,805

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			295,000	287,186

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			346,000	413,131

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			190,000	184,899

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			859,000	860,426

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			70,000	70,700

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			92,000	92,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			143,000	140,140

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			160,000	164,800

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			270,000	275,081

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			205,000	212,835

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			60,000	64,950

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			58,000	57,130

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			110,000	106,563

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			120,000	122,550

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			150,000	147,750

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			505,000	501,772

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			155,000	163,525

				18,981,825
Energy (1.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			195,000	11,700

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			53,000	55,910

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	201,929

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			215,000	249,740

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			90,000	85,050

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			85,000	82,131

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	86,400

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	48,657

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			254,000	249,792

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			77,000	71,418

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			12,000	11,280

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	899,594

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			310,000	308,461

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			865,000	875,574

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	55,404

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			315,000	270,900

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			165,000	145,200

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,515,000	1,630,166

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			114,000	84,360

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			260,000	235,300

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			64,000	55,520

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			32,000	30,080

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			130,000	102,700

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			851,000	847,354

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			137,000	142,823

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			130,000	130,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			54,000	53,730

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			865,000	858,483

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	68,000

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			285,000	268,496

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			24,000	23,040

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			149,000	133,355

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			65,000	61,525

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			74,000	46,805

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			314,000	298,300

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			167,000	177,020

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			44,000	47,190

FTS International, Inc. 144A company guaranty sr. FRN 7.783s, 2020			75,000	74,632

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			310,000	324,725

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			95,000	96,188

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			27,000	18,158

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			275,000	180,813

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			85,000	83,938

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	203,161

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			94,000	101,520

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	31,275

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			50,000	46,885

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	89,658

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			150,000	88,500

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			109,000	70,033

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			75,000	56,250

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			244,000	190,930

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	178,600

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	193,122

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	55,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	214,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			85,000	84,150

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			510,000	426,520

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			55,000	54,863

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			210,000	213,150

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	152,345

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			185,000	112,850

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			65,000	21,450

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			225,000	73,125

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	191,500

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			100,000	50,000

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			16,000	5,424

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			131,000	86,526

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,441,000	987,085

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			575,000	202,688

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			220,000	225,775

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			220,000	225,500

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			20,000	19,583

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			110,000	103,162

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			865,000	889,112

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			65,000	63,538

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			95,000	91,913

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			405,000	426,267

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			47,000	48,645

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			260,000	14,950

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			185,000	167,888

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			90,000	90,000

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			143,000	151,938

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			65,000	40,950

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			215,000	191,350

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			929,000	994,550

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			205,000	204,404

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			54,000	56,295

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	20,500

Spectra Energy Capital, LLC sr. notes 8s, 2019			250,000	295,976

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	253,355

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	20,970

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			851,000	858,893

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			60,000	46,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			117,000	113,490

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			110,000	102,847

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			440,000	506,465

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			233,000	228,923

Williams Cos., Inc. (The) notes 8 3/4s, 2032			135,000	163,715

Williams Cos., Inc. (The) notes 7 3/4s, 2031			7,000	7,813

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			19,000	22,304

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			395,000	382,788

Williams Partners LP sr. unsec. notes 5.4s, 2044			123,000	113,835

Williams Partners LP sr. unsec. notes 4.3s, 2024			122,000	121,268

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	42,500

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			209,000	206,126

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			43,000	42,463

				21,519,207
Financials (4.9%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			928,000	929,604

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			1,895,000	1,881,237

Aflac, Inc. sr. unsec. notes 6.9s, 2039			450,000	570,314

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			85,000	84,949

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	128,050

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			104,000	111,020

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			217,000	259,858

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			70,000	82,425

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			217,000	252,805

Ally Financial, Inc. unsec. sub. notes 8s, 2018			77,000	85,951

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			235,000	227,806

American Express Co. sr. unsec. bonds 8 1/8s, 2019			865,000	1,049,246

American Express Co. sr. unsec. notes 7s, 2018			627,000	711,083

American Express Co. sr. unsec. notes 6.15s, 2017			379,000	414,740

American International Group, Inc. jr. sub. FRB 8.175s, 2058			414,000	548,136

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.85s, 2018			901,000	992,025

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			395,000	384,714

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			386,000	444,087

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			505,000	513,838

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			370,000	386,883

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	216,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	450,648

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			1,147,000	1,129,795

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			60,000	62,100

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			555,000	555,638

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,299,000	1,303,257

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			250,000	264,791

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			851,000	870,039

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	623,455

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,213

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			865,000	861,689

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			877,000	874,230

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			890,000	1,172,443

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			1,003,000	982,940

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			295,000	302,375

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	271,878

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			190,000	183,293

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,070,000	1,071,324

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	243,771

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			100,000	118,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	458,540

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			310,000	315,752

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			390,000	419,050

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			655,000	675,503

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			935,000	961,435

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			60,000	62,100

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	101,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			63,000	62,843

CIT Group, Inc. sr. unsec. notes 5s, 2022			273,000	270,270

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			84,000	87,570

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			77,000	79,599

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			44,000	43,670

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			153,000	162,371

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			104,000	108,420

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			688,000	664,058

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			103,000	104,030

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			997,000	1,041,626

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	304,860

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			90,000	91,350

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	898,082

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			465,000	466,325

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,183,000	1,183,890

Communications Sales & Leasing, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2023(R)			50,000	49,125

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			77,000	39,366

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			774,000	799,488

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			104,000	104,260

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			70,000	72,275

Credit Agricole SA 144A jr. unsec. sub. FRN 7 7/8s, perpetual maturity (France)			335,000	344,386

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			631,000	659,395

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			315,000	385,605

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			639,000	608,722

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			981,000	1,067,380

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	121,200

Dresdner Funding Trust I 144A bonds 8.151s, 2031			125,000	156,094

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			269,000	281,075

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			110,000	112,750

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			135,000	133,313

EPR Properties unsec. notes 5 1/4s, 2023(R)			435,000	456,072

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			245,000	237,650

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			151,000	141,563

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			445,000	460,251

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067			975,000	1,041,300

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			2,265,000	2,940,536

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,286,000	1,374,227

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			536,000	326,960

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			990,000	1,163,821

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			1,015,000	1,017,379

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			500,000	507,605

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			164,000	192,353

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	227,101

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			785,000	845,742

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			425,000	428,439

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			305,000	294,179

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			340,000	362,981

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			55,000	54,100

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)			185,000	282,125

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			1,379,000	1,595,371

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			25,000	24,875

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			190,000	193,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			237,000	244,703

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			127,000	129,381

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,320,888

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			33,000	35,764

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	118,525

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			250,000	242,886

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			73,000	76,468

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			45,000	44,381

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			1,073,000	1,134,966

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			862,000	870,742

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			330,000	359,816

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			974,000	982,612

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			340,000	325,976

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,065,000	1,262,025

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			351,000	361,530

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			470,000	470,276

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			180,000	201,825

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			200,000	200,335

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.046s, 2026			125,000	114,778

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,722,000	1,929,940

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	376,800

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			865,000	909,986

Metropolitan Life Global Funding I 144A notes 3s, 2023			130,000	127,751

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	549,659

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			980,000	1,033,847

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	121,469

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			130,000	138,938

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	482,519

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			235,000	234,413

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	97,781

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			210,000	281,291

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			230,000	245,813

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			405,000	364,500

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			115,000	107,525

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			520,000	553,920

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			115,000	119,888

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			80,000	83,000

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			995,000	986,710

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			33,000	34,898

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			170,000	166,813

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			870,000	870,068

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			375,000	400,756

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			405,000	422,213

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			130,000	123,500

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			270,000	314,888

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			265,000	273,944

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			200,000	197,750

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	162,942

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			865,000	879,753

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			325,000	348,563

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			135,000	142,956

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			865,000	863,947

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	718,174

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes 4 5/8s, 2016			129,000	132,367

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			600,000	623,195

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			685,000	704,552

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			225,000	217,688

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			350,000	351,148

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			70,000	71,569

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			70,000	70,945

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	50,750

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			880,000	889,126

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			784,000	782,504

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			380,000	389,484

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			55,000	54,244

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	54,250

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			387,000	391,334

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			510,000	661,941

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			890,000	963,318

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.286s, 2037			475,000	411,469

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			448,000	461,217

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	371,477

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			600,000	627,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			40,000	32,800

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	309,532

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			767,000	843,791

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			890,000	892,031

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			170,000	172,550

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	1,705,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,599,000	1,617,021

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017			250,000	275,385

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	114,048

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			90,000	83,475

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			455,000	464,100

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			851,000	865,434

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			75,000	75,801

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			485,000	537,938

Westpac Banking Corp. sr. unsec. unsub. notes 1.55s, 2018 (Australia)			157,000	156,644

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			210,000	210,537

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037			422,000	438,880

				90,541,445
Health care (1.1%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			16,000	15,814

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			945,000	935,305

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			500,000	483,777

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			775,000	777,031

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	231,750

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			120,000	119,100

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			638,000	607,410

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			318,000	314,988

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 2.35s, 2018 (Luxembourg)			615,000	618,247

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			286,000	359,880

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	755,524

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			865,000	878,638

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	537,084

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			865,000	950,193

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			103,000	104,814

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			155,000	159,650

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			20,000	20,375

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			20,000	20,500

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			24,000	25,320

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	532,750

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			150,000	150,000

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			170,000	149,175

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			55,000	54,072

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. sub. notes 5s, 2025			65,000	62,563

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			334,000	348,195

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			120,000	121,500

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			95,000	93,813

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			285,000	289,631

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			100,000	104,750

HCA, Inc. company guaranty sr. notes 5s, 2024			280,000	284,900

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			197,000	198,478

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			45,000	45,734

HCA, Inc. sr. notes 6 1/2s, 2020			320,000	357,600

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			34,000	39,058

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			95,000	97,019

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			185,000	188,922

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			175,000	186,375

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			120,000	121,800

Johnson & Johnson sr. unsec. notes 5.15s, 2018			542,000	602,232

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			215,000	228,975

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			105,000	102,113

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			240,000	238,158

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			240,000	239,181

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			746,000	743,055

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			444,000	454,134

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			880,000	839,300

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			172,000	184,040

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			322,000	331,660

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			240,000	250,800

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			123,000	129,150

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			105,000	106,575

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,889

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			39,000	38,610

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			62,000	60,605

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			223,000	243,070

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			130,000	138,613

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			23,000	23,359

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.786s, 2020			155,000	156,356

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			387,000	430,261

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	709,722

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	498,395

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	520,947

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			20,000	20,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			184,000	193,660

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,225

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			70,000	70,525

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			135,000	139,050

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			150,000	153,750

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			145,000	148,988

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			197,000	204,880

				19,623,813
Technology (0.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	163,138

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			200,000	211,000

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			493,000	485,825

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			600,000	543,389

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			335,000	342,342

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			25,000	25,241

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			192,000	158,400

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			223,000	217,983

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			825,000	856,799

Cisco Systems, Inc. sr. unsec. unsub. notes 2.45s, 2020			650,000	654,628

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			392,000	393,385

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			105,000	104,606

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			865,000	863,714

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	126,669

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			24,000	27,720

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			123,000	138,375

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			594,000	626,670

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			11,000	11,633

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			60,000	61,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			99,000	104,940

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			790,000	864,378

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			737,000	750,327

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	371,449

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	281,662

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	792,938

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			230,000	234,025

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			870,000	869,691

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			104,000	108,680

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			81,000	91,733

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			190,000	193,325

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			210,000	201,338

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	96,054

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	605,672

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	237,792

Oracle Corp. sr. unsec. unsub. notes 4 1/8s, 2045			205,000	190,097

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	467,294

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			165,000	167,063

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	567,119

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			73,000	75,373

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			92,000	80,960

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	145,650

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			85,000	92,013

				13,602,590
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			410,000	388,475

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	264,090

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	177,842

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	439,562

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			243,277	277,944

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	92,076

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			340,000	336,600

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			104,648	112,235

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			280,000	283,500

				2,372,324
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			67,000	77,385

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			360,000	349,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			164,000	179,785

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			44,000	41,910

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			145,000	167,279

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	80,945

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			10,000	10,800

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			260,000	252,850

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	31,725

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			24,000	25,440

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			50,000	53,516

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	158,424

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			634,000	743,993

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			275,000	261,281

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			31,000	32,240

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	590,040

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	15,713

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			220,000	228,910

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,575

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			255,000	266,921

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,405,000	1,422,844

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	155,686

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	432,791

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,700,000	1,691,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			107,113	121,974

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			76,000	85,690

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	191,586

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	162,334

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	465,645

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			225,000	236,250

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			187,000	200,324

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	70,175

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	520,227

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			185,000	175,750

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			137,000	139,398

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			33,000	33,660

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	336,419

Kansas Gas and Electric Co. bonds 5.647s, 2021			43,044	43,474

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			300,000	282,540

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			123,000	111,735

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			599,000	590,531

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			107,000	122,628

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			152,000	179,065

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	519,258

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	311,749

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	190,601

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	782,775

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			65,000	65,488

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	432,208

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	179,086

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045			760,000	679,223

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			255,000	306,564

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			456,000	476,835

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	689,082

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	19,929

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	192,744

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			839,000	769,783

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			114,000	121,355

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			77,000	78,371

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			65,000	66,027

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			57,000	55,005

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			150,000	152,250

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			64,000	39,040

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			180,000	171,000

Union Electric Co. sr. notes 6.4s, 2017			320,000	350,649

West Penn Power Co. 144A sr. bonds 5.95s, 2017			75,000	82,147

				18,082,327

Total corporate bonds and notes (cost $273,641,746)				$275,511,481

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, July 1, 2045			$43,000,000	$44,629,296

				44,629,296
U.S. Government Agency Mortgage Obligations (7.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4 1/2s, May 1, 2044			548,306	603,258

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, July 1, 2045			20,000,000	22,737,500
4s, TBA, July 1, 2045			53,000,000	56,146,875
3 1/2s, TBA, July 1, 2045			1,000,000	1,030,391
3s, TBA, July 1, 2045			31,000,000	30,874,063
3s, TBA, July 1, 2030			25,000,000	25,892,578

				137,284,665

Total U.S. government and agency mortgage obligations (cost $182,452,281)				$181,913,961

MORTGAGE-BACKED SECURITIES (3.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.047s, 2037			$163,506	$254,554
IFB Ser. 2979, Class AS, 23.593s, 2034			9,888	11,851
IFB Ser. 3072, Class SM, 23.116s, 2035			92,621	138,592
IFB Ser. 3072, Class SB, 22.97s, 2035			94,914	141,473
IFB Ser. 3249, Class PS, 21.663s, 2036			108,182	158,105
IFB Ser. 2990, Class LB, 16.472s, 2034			201,268	266,030
IFB Ser. 310, Class S4, IO, 5.765s, 2043			738,134	181,079
IFB Ser. 308, Class S1, IO, 5.765s, 2043			984,167	242,095
Ser. 3391, PO, zero %, 2037			12,677	11,331
Ser. 3206, Class EO, PO, zero %, 2036			8,802	7,769
Ser. 3326, Class WF, zero %, 2035			4,884	3,984
FRB Ser. 3117, Class AF, zero %, 2036			7,063	5,584
FRB Ser. 3036, Class AS, zero %, 2035			3,275	3,164

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036			61,934	113,782
IFB Ser. 05-45, Class DA, 23.734s, 2035			412,810	621,798
IFB Ser. 07-53, Class SP, 23.514s, 2037			131,439	198,927
IFB Ser. 05-75, Class GS, 19.689s, 2035			77,494	104,839
IFB Ser. 05-106, Class JC, 19.544s, 2035			71,395	105,827
IFB Ser. 05-83, Class QP, 16.908s, 2034			38,267	50,179
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,609,182	356,082
Ser. 07-14, Class KO, PO, zero %, 2037			46,032	41,657
Ser. 06-125, Class OX, PO, zero %, 2037			3,637	3,260
Ser. 06-84, Class OT, PO, zero %, 2036			5,031	4,465
Ser. 06-46, Class OC, PO, zero %, 2036			10,198	8,940

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.963s, 2042			1,592,894	231,272
Ser. 10-9, Class UI, IO, 5s, 2040			1,094,000	225,902
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			55,181	8,142
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			227,483	44,217
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,547,725	157,032
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			789,653	63,171
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,239,267	24,847
Ser. 13-14, IO, 3 1/2s, 2042			2,545,778	334,413
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,137,796	510,190
Ser. 06-36, Class OD, PO, zero %, 2036			6,137	5,354

				4,639,907
Commercial mortgage-backed securities (2.1%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.749s, 2049			650,822	650,357
Ser. 07-2, Class A2, 5.634s, 2049			21,087	21,153
Ser. 06-5, Class A3, 5.39s, 2047			499,000	499,000
FRB Ser. 07-1, Class XW, IO, 0.503s, 2049			5,381,450	38,036

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497s, 2051			12,828,759	95,228

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class B, 5.118s, 2045			371,000	374,710

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.448s, 2041			335,877	4,720
FRB Ser. 04-4, Class XC, IO, 0.26s, 2042			836,667	1,455

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.486s, 2041			244,948	527

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.597s, 2039			444,000	443,822
FRB Ser. 06-PW14, Class X1, IO, 0.829s, 2038			8,495,405	120,295

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.548s, 2049			6,760,227	54,082

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.164s, 2044			2,224,164	6,877

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261s, 2046			757,000	805,259
Ser. 14-GC21, Class AS, 4.026s, 2047			539,000	556,297

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.733s, 2049			62,984,462	566,860

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			548,000	560,500
FRB Ser. 05-LP5, Class D, 4.934s, 2043			733,594	733,817
FRB Ser. 14-CR18, Class C, 4.897s, 2047			1,408,000	1,478,901
Ser. 14-UBS6, Class C, 4.616s, 2047			962,000	935,670
FRB Ser. 14-CR18, Class XA, IO, 1.453s, 2047			4,186,758	307,434
FRB Ser. 14-CR16, Class XA, IO, 1.425s, 2047			2,902,745	201,644
FRB Ser. 14-UBS6, Class XA, IO, 1.23s, 2047			7,360,274	497,334
FRB Ser. 14-LC17, Class XA, IO, 1.179s, 2047			4,897,567	274,941
FRB Ser. 13-CR13, Class XA, IO, 1.16s, 2023			6,385,101	327,364
FRB Ser. 06-C8, Class XS, IO, 0.715s, 2046			29,781,029	166,728

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			456,000	347,114
FRB Ser. 07-C9, Class AJFL, 0 7/8s, 2049			953,000	925,677

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.217s, 2049			39,287,442	117,862

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			195,853	212,010
FRB Ser. 03-C3, Class AX, IO, 2.129s, 2038			215,539	27
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035			44,861	1,103

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			232,258	233,346

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.586s, 2044			383,000	400,722

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.973s, 2020			642,434	9,816

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			81,769	154

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.936s, 2032			21,407	19,266

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.219s, 2045			52,345,849	516

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0 3/8s, 2049			48,404,857	166,416

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.693s, 2043			2,006,471	3,604

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			162,273	162,074
FRB Ser. 13-GC10, Class XA, IO, 1.861s, 2046			5,208,237	468,429

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.894s, 2046			5,096,798	437,174
FRB Ser. 14-GC22, Class XA, IO, 1.236s, 2047			5,442,772	400,822
FRB Ser. 14-GC24, Class XA, IO, 1.025s, 2047(F)			6,941,732	395,482

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.822s, 2045			314,000	335,095
FRB Ser. 11-GC3, Class D, 5.737s, 2044			1,160,000	1,225,405
FRB Ser. 13-GC12, Class D, 4.616s, 2046			1,204,000	1,176,838
FRB Ser. 06-GG6, Class XC, IO, 0.13s, 2038			18,047,830	5,541

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.598s, 2047			376,000	376,490
FRB Ser. 14-C25, Class XA, IO, 1.164s, 2047			2,981,825	198,327

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.569s, 2047			350,000	349,159

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			303,000	314,559
FRB Ser. 07-LD12, Class A3, 6.136s, 2051			58,272	58,359
Ser. 06-LDP8, Class B, 5.52s, 2045			313,000	313,895
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,895,000	1,922,686
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	325,374
FRB Ser. 13-C10, Class C, 4.295s, 2047			1,041,000	1,042,900
FRB Ser. 06-LDP8, Class X, IO, 0.689s, 2045			8,645,439	38,766
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049			20,126,567	199,937

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051			298,000	286,169
FRB Ser. 12-C6, Class E, 5.372s, 2045			525,000	530,768
FRB Ser. 12-C8, Class D, 4.821s, 2045			659,000	669,170
FRB Ser. 05-CB12, Class X1, IO, 0.466s, 2037			2,986,440	3,554
FRB Ser. 06-LDP6, Class X1, IO, 0.243s, 2043			15,777,567	14,831

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			64,148	67,997
Ser. 98-C4, Class H, 5.6s, 2035			169,000	175,177

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.321s, 2041			486,000	518,023
Ser. 06-C7, Class A2, 5.3s, 2038			283,184	283,669
Ser. 06-C1, Class AJ, 5.276s, 2041			452,000	457,221
FRB Ser. 07-C2, Class XW, IO, 0.739s, 2040			2,588,448	24,086

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.813s, 2036			500,000	499,400
FRB Ser. 06-C7, Class XCL, IO, 0.854s, 2038			12,293,856	98,474
FRB Ser. 06-C7, Class XW, IO, 0.854s, 2038			6,535,714	52,351
FRB Ser. 05-C7, Class XCL, IO, 0.271s, 2040			8,968,224	13,022
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			337,777	20

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.447s, 2048			828,000	758,514

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.775s, 2028			863	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.029s, 2050			49,931	50,179

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.591s, 2039			744,560	1,310
FRB Ser. 05-MCP1, Class XC, IO, 0.517s, 2043			1,359,208	315

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.924s, 2044			207,507	2,801
FRB Ser. 06-C4, Class X, IO, 6.443s, 2045			1,203,296	163,287
FRB Ser. 07-C5, Class X, IO, 5.894s, 2049			267,811	30,129

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 6.066s, 2046			315,000	324,873

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046			488,000	499,204
FRB Ser. 14-C17, Class XA, IO, 1.437s, 2047			6,240,581	458,620

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class E, 4.816s, 2045			395,000	382,656

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.861s, 2049			70,230	70,370
FRB Ser. 07-HQ12, Class A2FX, 5.861s, 2049			46,381	46,265
Ser. 07-IQ14, Class A2, 5.61s, 2049			274,141	276,691
Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	352,063

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.355s, 2049			526,000	544,636

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			625,640	628,142

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			437,738	109,435

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			326,000	348,148
FRB Ser. 12-C4, Class XA, IO, 1.984s, 2045			5,393,847	514,427

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			204,000	208,570
FRB Ser. 06-C29, IO, 0.531s, 2048			55,896,605	256,565
FRB Ser. 07-C34, IO, 0.463s, 2046			8,338,459	62,538

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.703s, 2042			174,732	174,343
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042			1,371,810	480
FRB Ser. 06-C26, Class XC, IO, 0.183s, 2045			11,001,800	7,481

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.639s, 2050			3,766,356	297,806

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.436s, 2046			822,000	774,879

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			837,000	884,542
Ser. 13-C18, Class AS, 4.387s, 2046			706,000	754,608
FRB Ser. 13-C14, Class XA, IO, 1.04s, 2046			8,061,681	403,084

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044			860,000	915,900
FRB Ser. 11-C2, Class D, 5.648s, 2044			1,456,000	1,567,122
FRB Ser. 13-UBS1, Class D, 4.785s, 2046			908,000	866,704
FRB Ser. 12-C10, Class D, 4.606s, 2045			343,000	326,064
Ser. 14-C19, Class D, 4.234s, 2047			181,000	163,003
FRB Ser. 12-C9, Class XA, IO, 2.352s, 2045			7,297,311	745,858
FRB Ser. 12-C10, Class XA, IO, 1.926s, 2045			4,459,743	411,857
FRB Ser. 13-C12, Class XA, IO, 1.622s, 2048			3,466,790	258,872

				40,244,229
Residential mortgage-backed securities (non-agency) (0.7%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.216s, 2046			490,000	379,407

BCAP, LLC Trust 144A
FRB Ser. 12-RR10, Class 9A2, 2.708s, 2035			170,000	161,500
FRB Ser. 14-RR1, Class 2A2, 2.353s, 2036			472,304	401,458
FRB Ser. 15-RR2, Class 22A3, 0.374s, 2035			1,250,000	1,118,750

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.707s, 2035			1,164,179	990,483

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A3, 1.718s, 2035			1,661,087	1,453,017
FRB Ser. 05-27, Class 2A1, 1.508s, 2035			416,854	341,687
FRB Ser. 05-27, Class 1A1, 1.204s, 2035			462,386	372,799
FRB Ser. 05-59, Class 1A1, 0.517s, 2035			321,287	261,045
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036			838,074	733,064

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036			650,000	526,500

JPMorgan Mortgage Acquisition Trust FRB Ser. 07-CH1, Class MV6, 0.735s, 2036			851,000	617,850

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	128,000

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.631s, 2035			1,343,000	1,159,143
FRB Ser. 15-1R, Class 6A9, 0.433s, 2047			1,150,000	713,000

RALI Trust FRB Ser. 07-QH6, Class A1, 0.377s, 2037			479,337	403,458

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.767s, 2035(F)			410,347	310,838

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.687s, 2045			283,614	249,580
FRB Ser. 05-AR13, Class A1C3, 0.677s, 2045			539,043	474,358
FRB Ser. 05-AR9, Class A1C3, 0.667s, 2045			918,482	845,004
FRB Ser. 05-AR13, Class A1B3, 0.547s, 2045			498,657	447,545

				12,088,486

Total mortgage-backed securities (cost $54,928,092)				$56,972,622

ASSET-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-2, Class A, 1.235s, 2017			$2,771,000	$2,771,000
FRB Ser. 14-3, Class A, 1.056s, 2016			16,127,000	16,127,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			10,170,000	10,170,000

Total asset-backed securities (cost $29,068,000)				$29,068,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$539,785	$508,747

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			115,000	112,240

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,721,000	2,756,319

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,069,755	907,152

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,902,566	1,829,317

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			470,000	491,060

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	5,212	1,507,433

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			$1,000,000	980,000

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			300,000	278,250

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	211,000

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	210,750

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			475,000	456,594

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			360,000	338,400

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	195,750

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	807,775

Total foreign government and agency bonds and notes (cost $12,051,046)				$11,590,787

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$375,000	$361,797

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			1,232,688	1,102,595

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			94,525	82,189

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			351,450	296,975

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			300,000	297,000

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			250,000	245,938

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			160,000	118,600

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			206,407	205,047

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			168,919	168,681

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			722,336	413,537

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.671s, 2017			7,413	4,244

Total senior loans (cost $3,743,776)				$3,296,603

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.(S)			11,979	$138,357

iShares Russell 2000 Value ETF			4,538	462,694

Market Vectors Russia ETF (Russia)			11,100	202,908

Market Vectors Vietnam ETF (Vietnam)(S)			4,400	82,016

Medley Capital Corp.(S)			25,839	230,225

Solar Capital, Ltd.			10,102	181,836

Total investment companies (cost $1,351,911)				$1,298,036

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			277	$279,900

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	138,733

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			22,450	502,880

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,703	124,535

Total preferred stocks (cost $902,266)				$1,046,048

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$62,000	$74,710

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018			87,000	144,257

Total convertible bonds and notes (cost $142,689)				$218,967

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Wuliangye Yibin Co., Ltd. 144A (China)			34,100	$174,322

Total warrants (cost $138,714)				$174,322

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,508	$172,450

Total convertible preferred stocks (cost $137,227)				$172,450

SHORT-TERM INVESTMENTS (23.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	17,820,299	$17,820,299

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	79,580,752	79,580,752

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	308,895,138	308,895,138

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	350,000	350,000

U.S. Treasury Bills 0.01%, August 20, 2015(SEGSF)(SEGCCS)			$200,000	199,998

U.S. Treasury Bills 0.01%, October 1, 2015(SEGCCS)			2,395,000	2,394,892

U.S. Treasury Bills 0.02%, August 27, 2015(SEGSF)(SEGCCS)			143,000	142,996

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGSF)(SEGCCS)			3,000,000	2,999,947

U.S. Treasury Bills 0.02%, July 16, 2015(SEG)(SEGCCS)			2,350,000	2,349,976

U.S. Treasury Bills 0.02%, July 2, 2015(SEG)(SEGSF)(SEGCCS)			11,350,000	11,349,992

U.S. Treasury Bills 0.02%, July 23, 2015(SEG)(SEGCCS)			400,000	399,994

U.S. Treasury Bills 0.02%, July 9, 2015(SEG)(SEGCCS)			300,000	299,999

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGCCS)			500,000	499,983

Total short-term investments (cost $427,283,995)				$427,283,966

TOTAL INVESTMENTS

Total investments (cost $1,905,276,109)(b)				$2,036,429,616

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $192,022,992) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$192,439	$189,501	$2,938
	British Pound	Buy	9/16/15	838,432	813,966	24,466
	Canadian Dollar	Sell	7/15/15	614,786	577,336	(37,450)
	Euro	Sell	9/16/15	58,592	57,652	(940)
	Mexican Peso	Buy	7/15/15	1,766,610	1,817,025	(50,415)
	New Zealand Dollar	Sell	7/15/15	1,738,619	1,809,296	70,677
	Norwegian Krone	Buy	9/16/15	163,554	164,473	(919)
	Swedish Krona	Sell	9/16/15	1,857,948	1,848,648	(9,300)
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	2,435,868	2,517,475	(81,607)
	British Pound	Buy	9/16/15	976,155	914,960	61,195
	Canadian Dollar	Sell	7/15/15	345,818	330,330	(15,488)
	Euro	Buy	9/16/15	150,329	136,928	13,401
	Hong Kong Dollar	Sell	8/19/15	1,207,773	1,207,992	219
	Japanese Yen	Buy	8/19/15	227,890	210,326	17,564
	Mexican Peso	Buy	7/15/15	1,545,233	1,598,737	(53,504)
	New Zealand Dollar	Sell	7/15/15	2,484,940	2,717,024	232,084
	Norwegian Krone	Buy	9/16/15	1,715,743	1,727,064	(11,321)
	Singapore Dollar	Sell	8/19/15	2,572,961	2,609,642	36,681
	Swedish Krona	Sell	9/16/15	4,661,446	4,603,600	(57,846)
	Swiss Franc	Buy	9/16/15	4,381,902	4,337,623	44,279
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	1,747,990	1,723,285	24,705
	British Pound	Buy	9/16/15	852,880	827,782	25,098
	Canadian Dollar	Sell	7/15/15	694,276	630,377	(63,899)
	Chilean Peso	Buy	7/15/15	54,729	57,542	(2,813)
	Danish Krone	Sell	9/16/15	1,036,229	1,035,546	(683)
	Euro	Buy	9/16/15	446,748	394,156	52,592
	Japanese Yen	Sell	8/19/15	1,237,060	1,263,243	26,183
	Mexican Peso	Buy	7/15/15	2,024,988	2,079,849	(54,861)
	New Zealand Dollar	Buy	7/15/15	537,641	598,114	(60,473)
	Norwegian Krone	Buy	9/16/15	1,390,302	1,396,644	(6,342)
	Philippine Peso	Buy	8/19/15	803,831	811,797	(7,966)
	Swedish Krona	Sell	9/16/15	942,699	925,871	(16,828)
	Swiss Franc	Sell	9/16/15	585,283	579,470	(5,813)
Credit Suisse International
	Australian Dollar	Buy	7/15/15	5,485,213	5,500,134	(14,921)
	British Pound	Buy	9/16/15	3,506,057	3,431,348	74,709
	Canadian Dollar	Buy	7/15/15	928,343	1,085,580	(157,237)
	Euro	Sell	9/16/15	1,163,687	1,091,920	(71,767)
	Indian Rupee	Buy	8/19/15	1,695,507	1,672,707	22,800
	Japanese Yen	Buy	8/19/15	864,993	883,153	(18,160)
	New Zealand Dollar	Sell	7/15/15	3,495,040	3,781,125	286,085
	Norwegian Krone	Sell	9/16/15	587,439	591,666	4,227
	Singapore Dollar	Sell	8/19/15	1,825,757	1,851,771	26,014
	Swedish Krona	Sell	9/16/15	3,709,987	3,747,668	37,681
	Swiss Franc	Sell	9/16/15	574,234	568,357	(5,877)
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	874,381	826,387	(47,994)
	British Pound	Buy	9/16/15	975,213	946,836	28,377
	Canadian Dollar	Sell	7/15/15	647,286	584,713	(62,573)
	Euro	Buy	9/16/15	1,029,094	1,012,346	16,748
	New Zealand Dollar	Sell	7/15/15	818,814	777,393	(41,421)
	Norwegian Krone	Sell	9/16/15	1,337,974	1,344,806	6,832
	Polish Zloty	Sell	9/16/15	1,655,391	1,683,134	27,743
	Swedish Krona	Sell	9/16/15	1,322,340	1,298,143	(24,197)
	Turkish Lira	Buy	9/16/15	564,602	561,142	3,460
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	1,717,690	1,688,815	28,875
	British Pound	Buy	9/16/15	870,311	844,728	25,583
	Canadian Dollar	Sell	7/15/15	1,332,357	1,313,862	(18,495)
	Euro	Sell	9/16/15	1,127,974	1,109,449	(18,525)
	Japanese Yen	Buy	8/19/15	2,659,306	2,715,638	(56,332)
	New Zealand Dollar	Sell	7/15/15	1,100,394	1,082,098	(18,296)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	422,195	457,625	(35,430)
	British Pound	Buy	9/16/15	2,487,344	2,414,006	73,338
	Canadian Dollar	Sell	7/15/15	2,839,224	2,802,498	(36,726)
	Euro	Buy	9/16/15	1,817,348	1,836,697	(19,349)
	Euro	Sell	9/16/15	1,947,031	1,914,472	(32,559)
	Japanese Yen	Sell	8/19/15	6,092,816	6,134,559	41,743
	New Zealand Dollar	Sell	7/15/15	140,045	143,250	3,205
	Swedish Krona	Buy	9/16/15	168,339	165,345	2,994
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	649,020	605,609	43,411
	British Pound	Sell	9/16/15	2,850,261	2,804,433	(45,828)
	Canadian Dollar	Buy	7/15/15	645,526	753,228	(107,702)
	Euro	Sell	9/16/15	5,162,210	5,007,008	(155,202)
	Indian Rupee	Sell	8/19/15	94,908	93,884	(1,024)
	Mexican Peso	Buy	7/15/15	1,985,896	2,054,148	(68,252)
	New Zealand Dollar	Sell	7/15/15	2,190,432	2,309,544	119,112
	Norwegian Krone	Buy	9/16/15	2,606,712	2,619,573	(12,861)
	Philippine Peso	Buy	8/19/15	803,829	809,174	(5,345)
	Singapore Dollar	Sell	8/19/15	2,023,409	2,040,366	16,957
	Swedish Krona	Sell	9/16/15	564,206	553,885	(10,321)
	Swiss Franc	Buy	9/16/15	867,198	858,312	8,886
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	1,191,412	1,201,500	(10,088)
	British Pound	Buy	9/16/15	1,282,225	1,218,232	63,993
	Canadian Dollar	Buy	7/15/15	345,657	448,478	(102,821)
	Euro	Buy	9/16/15	1,361,225	1,359,134	2,091
	Japanese Yen	Sell	8/19/15	2,666,086	2,700,800	34,714
	New Zealand Dollar	Sell	7/15/15	1,966,658	2,081,478	114,820
	Norwegian Krone	Buy	9/16/15	1,827,899	1,831,528	(3,629)
	Singapore Dollar	Sell	8/19/15	1,935,638	1,920,146	(15,492)
	Swedish Krona	Sell	9/16/15	5,512,309	5,455,488	(56,821)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	1,912,519	1,916,655	(4,136)
	Brazilian Real	Buy	7/2/15	1,774,372	1,766,192	8,180
	Brazilian Real	Sell	7/2/15	1,774,372	1,801,666	27,294
	Brazilian Real	Buy	10/2/15	1,717,100	1,744,963	(27,863)
	British Pound	Sell	9/16/15	180,438	175,142	(5,296)
	Canadian Dollar	Sell	7/15/15	2,467,951	2,381,013	(86,938)
	Chilean Peso	Buy	7/15/15	1,822,689	1,845,951	(23,262)
	Euro	Buy	9/16/15	4,307,998	4,236,209	71,789
	Hungarian Forint	Buy	9/16/15	1,644,555	1,663,467	(18,912)
	Japanese Yen	Sell	8/19/15	2,534,555	2,598,991	64,436
	New Zealand Dollar	Sell	7/15/15	1,519,379	1,558,230	38,851
	Norwegian Krone	Sell	9/16/15	758,938	764,595	5,657
	Singapore Dollar	Sell	8/19/15	3,545,788	3,548,733	2,945
	Swedish Krona	Sell	9/16/15	760,950	779,313	18,363
	Swiss Franc	Sell	9/16/15	686,549	679,595	(6,954)
	Turkish Lira	Sell	9/16/15	438,210	435,475	(2,735)
UBS AG
	Australian Dollar	Buy	7/15/15	315,644	381,936	(66,292)
	British Pound	Sell	9/16/15	1,531,289	1,486,062	(45,227)
	Canadian Dollar	Sell	7/15/15	1,685,699	1,662,861	(22,838)
	Chilean Peso	Buy	7/15/15	2,052	2,139	(87)
	Euro	Buy	9/16/15	8,752,376	8,737,695	14,681
	Israeli Shekel	Buy	7/15/15	1,862,707	1,841,316	21,391
	Israeli Shekel	Sell	7/15/15	1,863,926	1,813,240	(50,686)
	Japanese Yen	Sell	8/19/15	619,081	632,258	13,177
	New Zealand Dollar	Sell	7/15/15	445,383	386,172	(59,211)
	Swedish Krona	Buy	9/16/15	15,682	15,380	302
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/15	895,968	920,035	(24,067)
	Australian Dollar	Sell	7/15/15	849,478	835,682	(13,796)
	Canadian Dollar	Sell	7/15/15	1,627,903	1,605,964	(21,939)
	Euro	Sell	9/16/15	1,821,589	1,792,335	(29,254)
	Japanese Yen	Buy	8/19/15	864,993	883,309	(18,316)
	New Zealand Dollar	Buy	7/15/15	1,855,378	2,027,825	(172,447)

Total						$(480,423)

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	274	$10,495,907	Sep-15	$(120,279)
FTSE 100 Index (Short)	103	10,509,808	Sep-15	273,224
MSCI EAFE Index Mini (Short)	170	15,589,000	Sep-15	312,460
Russell 2000 Index Mini (Short)	67	8,377,680	Sep-15	72,896
S&P 500 Index (Long)	20	10,272,000	Sep-15	(200,787)
S&P 500 Index E-Mini (Long)	573	58,858,560	Sep-15	(1,280,369)
S&P 500 Index E-Mini (Short)	353	36,260,160	Sep-15	1,109,694
S&P Mid Cap 400 Index E-Mini (Long)	71	10,636,510	Sep-15	(200,519)
SPI 200 Index (Short)	90	9,369,127	Sep-15	147,246
U.S. Treasury Bond 30 yr (Long)	93	14,028,469	Sep-15	(348,169)
U.S. Treasury Bond 30 yr (Short)	6	905,063	Sep-15	(14,106)
U.S. Treasury Bond Ultra 30 yr (Long)	154	23,725,625	Sep-15	(693,674)
U.S. Treasury Bond Ultra 30 yr (Short)	2	308,125	Sep-15	8,996
U.S. Treasury Note 2 yr (Long)	410	89,764,375	Sep-15	155,059
U.S. Treasury Note 2 yr (Short)	165	36,124,688	Sep-15	(62,203)
U.S. Treasury Note 5 yr (Long)	654	77,994,610	Sep-15	9,027
U.S. Treasury Note 5 yr (Short)	59	7,036,211	Sep-15	344
U.S. Treasury Note 10 yr (Long)	230	29,019,531	Sep-15	(220,442)

Total				$(1,051,602)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$20,637,000		$92,366	6/17/20	1.80%	3 month USD-LIBOR-BBA	$42,237
	15,072,000	(E)	(173,014)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(49,198)
	32,970,000	(E)	186,884	9/16/25	2.60%	3 month USD-LIBOR-BBA	(83,964)
	43,864,000	(E)	(243,687)	9/16/20	3 month USD-LIBOR-BBA	2.00%	18,620
	12,913,000	(E)	37,225	9/16/20	2.00%	3 month USD-LIBOR-BBA	(39,995)
	42,603,000	(E)	(51,986)	9/16/17	3 month USD-LIBOR-BBA	1.25%	117,020
	96,596,000	(E)	107,645	9/16/17	1.25%	3 month USD-LIBOR-BBA	(275,551)
	3,956,500	(E)	(138,221)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(15,197)
	712,800	(E)	29,840	9/16/45	3.10%	3 month USD-LIBOR-BBA	7,677
	13,412,000		(16,442)	6/18/17	3 month USD-LIBOR-BBA	0.955%	4,656

	Total		$(169,390)	$(273,695)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$74,366	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$39
	1,636,398	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	605
	205,917	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	76
	6,474	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14
	24,986	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36
	56,545	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	63
	430,214	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	303
	939,843	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,348
	565,048	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	810
	95,196	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	107
	308,969	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	347
	224,033	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	251
	374,224	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,533)
	61,997	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(306)
	55,665	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	10
	27,798	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	5
	27,798	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	5
	55,801	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	10
	144,973	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	26
	55,801	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	10
	54,970	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	79
	59,914	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(245)
	111,397	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	20
	240,226	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	423
	43,548	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	62
	145,034	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(594)
	475,759	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	942
Citibank, N.A.
	434,405	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	623
	424,767	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	609
baskets	543	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	(1,525,025)
units	11,049	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	1,197,358
units	823	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	89,187
Credit Suisse International
	$2,463,616	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,272
	789,348	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	292
Goldman Sachs International
	130,736	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	63
	20,316	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	44
	184,731	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	97
	184,731	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	97
	2,035,786	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	753
	894,096	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52
	32,436	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(133)
	38,910	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(159)
	59,588	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22
	717,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,940)

Total		$—	$(232,875)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$1,363
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	2,639
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	5,423
	CMBX NA BBB- Index	BBB-/P	5,757	101,000	5/11/63	300 bp	5,111
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	8,148
	CMBX NA BBB- Index	—	(335)	32,000	1/17/47	(300 bp)	549
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	(140)	11,000	5/11/63	300 bp	(211)
	CMBX NA BBB- Index	BBB-/P	230	12,000	5/11/63	300 bp	153
	CMBX NA BBB- Index	BBB-/P	(517)	33,000	5/11/63	300 bp	(728)
	CMBX NA BBB- Index	BBB-/P	3,602	47,000	5/11/63	300 bp	3,301
	CMBX NA BBB- Index	BBB-/P	388	50,000	5/11/63	300 bp	68
	CMBX NA BBB- Index	BBB-/P	708	61,000	5/11/63	300 bp	318
	CMBX NA BBB- Index	BBB-/P	5,492	69,000	5/11/63	300 bp	5,051
	CMBX NA BBB- Index	BBB-/P	9,717	86,000	5/11/63	300 bp	9,167
	CMBX NA BBB- Index	BBB-/P	7,022	88,000	5/11/63	300 bp	6,458
	CMBX NA BBB- Index	BBB-/P	6,891	89,000	5/11/63	300 bp	6,321
	CMBX NA BBB- Index	BBB-/P	5,855	89,000	5/11/63	300 bp	5,285
	CMBX NA BBB- Index	BBB-/P	1,367	89,000	5/11/63	300 bp	798
	CMBX NA BBB- Index	BBB-/P	2,738	90,000	5/11/63	300 bp	2,162
	CMBX NA BBB- Index	BBB-/P	7,212	99,000	5/11/63	300 bp	6,578
	CMBX NA BBB- Index	BBB-/P	7,551	184,000	5/11/63	300 bp	6,374
	CMBX NA BBB- Index	BBB-/P	22	7,000	1/17/47	300 bp	(171)
	CMBX NA BBB- Index	BBB-/P	177	20,000	1/17/47	300 bp	(375)
	CMBX NA BBB- Index	BBB-/P	106	33,000	1/17/47	300 bp	(805)
	CMBX NA BBB- Index	BBB-/P	106	33,000	1/17/47	300 bp	(805)
	CMBX NA BBB- Index	BBB-/P	224	35,000	1/17/47	300 bp	(742)
	CMBX NA BBB- Index	BBB-/P	174	35,000	1/17/47	300 bp	(792)
	CMBX NA BBB- Index	BBB-/P	111	39,000	1/17/47	300 bp	(965)
	CMBX NA BBB- Index	BBB-/P	110	44,000	1/17/47	300 bp	(1,104)
	CMBX NA BBB- Index	BBB-/P	205	64,000	1/17/47	300 bp	(1,561)
	CMBX NA BBB- Index	BBB-/P	137	64,000	1/17/47	300 bp	(1,629)
	CMBX NA BBB- Index	BBB-/P	114	64,000	1/17/47	300 bp	(1,652)
	CMBX NA BBB- Index	BBB-/P	117	66,000	1/17/47	300 bp	(1,704)
	CMBX NA BBB- Index	BBB-/P	830	106,000	1/17/47	300 bp	(2,096)
	CMBX NA BBB- Index	BBB-/P	754	106,000	1/17/47	300 bp	(2,171)
	CMBX NA BBB- Index	BBB-/P	424	119,000	1/17/47	300 bp	(2,860)
	CMBX NA BBB- Index	BBB-/P	1	132,000	1/17/47	300 bp	(3,642)
	CMBX NA BB Index	—	(596)	114,000	5/11/63	(500 bp)	50
	CMBX NA BB Index	—	526	97,000	5/11/63	(500 bp)	1,076
	CMBX NA BB Index	—	(339)	93,000	5/11/63	(500 bp)	188
	CMBX NA BB Index	—	2,429	92,000	5/11/63	(500 bp)	2,951
	CMBX NA BB Index	—	1,361	88,000	5/11/63	(500 bp)	1,860
	CMBX NA BB Index	—	(1,467)	84,000	5/11/63	(500 bp)	(991)
	CMBX NA BB Index	—	837	81,000	5/11/63	(500 bp)	1,296
	CMBX NA BB Index	—	1,363	77,000	5/11/63	(500 bp)	1,799
	CMBX NA BB Index	—	(458)	57,000	5/11/63	(500 bp)	—
	CMBX NA BB Index	—	(340)	54,000	5/11/63	(500 bp)	(4)
	CMBX NA BB Index	—	880	44,000	5/11/63	(500 bp)	1,129
	CMBX NA BB Index	—	643	43,000	5/11/63	(500 bp)	887
	CMBX NA BB Index	—	(292)	38,000	5/11/63	(500 bp)	(76)
	CMBX NA BB Index	—	(364)	38,000	5/11/63	(500 bp)	(149)
	CMBX NA BB Index	—	(347)	38,000	5/11/63	(500 bp)	(131)
	CMBX NA BB Index	—	(1,610)	83,000	5/11/63	(500 bp)	(1,139)
	CMBX NA BBB- Index	BBB-/P	238	10,000	5/11/63	300 bp	174
	CMBX NA BBB- Index	BBB-/P	(132)	39,000	5/11/63	300 bp	(382)
	CMBX NA BBB- Index	BBB-/P	(271)	45,000	5/11/63	300 bp	(559)
	CMBX NA BBB- Index	BBB-/P	(429)	45,000	5/11/63	300 bp	(717)
	CMBX NA BBB- Index	BBB-/P	45	67,000	5/11/63	300 bp	(384)
	CMBX NA BBB- Index	BBB-/P	480	79,000	5/11/63	300 bp	(26)
	CMBX NA BBB- Index	BBB-/P	3,924	82,000	5/11/63	300 bp	3,400
	CMBX NA BBB- Index	BBB-/P	(902)	90,000	5/11/63	300 bp	(1,478)
	CMBX NA BBB- Index	BBB-/P	(300)	90,000	5/11/63	300 bp	(876)
	CMBX NA BBB- Index	BBB-/P	(301)	90,000	5/11/63	300 bp	(877)
	CMBX NA BBB- Index	BBB-/P	(753)	90,000	5/11/63	300 bp	(1,329)
	CMBX NA BBB- Index	BBB-/P	243	90,000	5/11/63	300 bp	(333)
	CMBX NA BBB- Index	BBB-/P	1,084	91,000	5/11/63	300 bp	502
	CMBX NA BBB- Index	BBB-/P	905	91,000	5/11/63	300 bp	322
	CMBX NA BBB- Index	BBB-/P	(852)	91,000	5/11/63	300 bp	(1,434)
	CMBX NA BBB- Index	BBB-/P	707	96,000	5/11/63	300 bp	45
	CMBX NA BBB- Index	BBB-/P	67	97,000	5/11/63	300 bp	(553)
	CMBX NA BBB- Index	BBB-/P	336	97,000	5/11/63	300 bp	(285)
	CMBX NA BBB- Index	BBB-/P	(1,770)	98,000	5/11/63	300 bp	(2,398)
	CMBX NA BBB- Index	BBB-/P	505	109,000	5/11/63	300 bp	(193)
	CMBX NA BBB- Index	BBB-/P	12,467	117,000	5/11/63	300 bp	11,718
	CMBX NA BBB- Index	BBB-/P	(1,356)	135,000	5/11/63	300 bp	(2,220)
	CMBX NA BBB- Index	BBB-/P	630	136,000	5/11/63	300 bp	(241)
	CMBX NA BBB- Index	BBB-/P	(3,775)	195,000	5/11/63	300 bp	(5,023)
	CMBX NA BBB- Index	BBB-/P	2,231	520,000	5/11/63	300 bp	(1,270)
	CMBX NA BBB- Index	BBB-/P	183	26,000	1/17/47	300 bp	(535)
	CMBX NA BBB- Index	BBB-/P	551	112,000	1/17/47	300 bp	(2,540)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(657)	95,000	5/11/63	300 bp	(1,265)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(505)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(505)
	CMBX NA BBB- Index	BBB-/P	126	32,000	1/17/47	300 bp	(758)
	CMBX NA BBB- Index	BBB-/P	280	36,000	1/17/47	300 bp	(713)
	CMBX NA BBB- Index	BBB-/P	171	40,000	1/17/47	300 bp	(933)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(961)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(961)
	CMBX NA BBB- Index	BBB-/P	96	89,000	1/17/47	300 bp	(2,360)
	CMBX NA BBB- Index	BBB-/P	831	98,000	1/17/47	300 bp	(1,874)
	CMBX NA BB Index	—	(1,113)	105,000	5/11/63	(500 bp)	(518)
	CMBX NA BB Index	—	909	54,000	5/11/63	(500 bp)	1,215
	CMBX NA BB Index	—	492	48,000	5/11/63	(500 bp)	764
	CMBX NA BB Index	—	58	48,000	5/11/63	(500 bp)	330
	CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	1,244
	CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	(150)
	CMBX NA BB Index	—	(84)	42,000	1/17/47	(500 bp)	935
	CMBX NA BBB- Index	BBB-/P	(491)	45,000	5/11/63	300 bp	(779)
	CMBX NA BBB- Index	BBB-/P	447	75,000	5/11/63	300 bp	(33)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	427
	CMBX NA BBB- Index	BBB-/P	(723)	90,000	5/11/63	300 bp	(1,299)
	CMBX NA BBB- Index	BBB-/P	(842)	90,000	5/11/63	300 bp	(1,418)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	(361)	90,000	5/11/63	300 bp	(937)
	CMBX NA BBB- Index	BBB-/P	(1,633)	98,000	5/11/63	300 bp	(2,260)
	CMBX NA BBB- Index	BBB-/P	31	4,000	1/17/47	300 bp	(80)
	CMBX NA BBB- Index	BBB-/P	2,874	96,000	1/17/47	300 bp	173

	Total		$102,927	$36,329

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$(4,348,747)	$61,037,460	6/20/20	500 bp	$(460,962)
	NA IG Series 24 Index	BBB+/P	(1,440,808)	75,600,000	6/20/20	100 bp	(345,519)

	Total		$(5,789,555)	$(806,481)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,843,088,677.
(b)	The aggregate identified cost on a tax basis is $1,911,092,671, resulting in gross unrealized appreciation and depreciation of $170,788,069 and $45,451,124, respectively, or net unrealized appreciation of $125,336,945.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $328,764, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$14,564,993	$164,586,931	$99,571,172	$34,389	$79,580,752
	Putnam Short Term Investment Fund*	282,681,656	151,673,432	125,459,950	222,338	308,895,138
	Totals	$297,246,649	$316,260,363	$225,031,122	$256,727	$388,475,890
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $17,820,299, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $17,480,969.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $515,126,426 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,195,721 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $887,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$47,417,986	$—	$—
Capital goods	73,963,954	65,086	—
Communication services	33,017,581	—	—
Conglomerates	2,769,172	—	—
Consumer cyclicals	142,412,274	—	—
Consumer staples	89,160,838	—	123,332
Energy	75,490,586	—	998
Financials	195,693,552	—	162,554
Health care	153,851,160	—	—
Technology	173,850,403	—	—
Transportation	26,720,294	—	—
Utilities and power	33,182,603	—	—
Total common stocks	1,047,530,403	65,086	286,884
Asset-backed securities	—	10,170,000	18,898,000
Convertible bonds and notes	—	218,967	—
Convertible preferred stocks	—	172,450	—
Corporate bonds and notes	—	274,884,475	627,006
Foreign government and agency bonds and notes	—	11,590,787	—
Investment companies	1,298,036	—	—
Mortgage-backed securities	—	53,916,539	3,056,083
Preferred stocks	641,613	404,435	—
Senior loans	—	3,296,603	—
U.S. government and agency mortgage obligations	—	181,913,961	—
Warrants	—	174,322	—
Short-term investments	388,825,890	38,458,076	—

Totals by level	$1,438,295,942	$575,265,701	$22,867,973

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(480,423)	$—
Futures contracts	(1,051,602)	—	—
Interest rate swap contracts	—	(104,305)	—
Total return swap contracts	—	(232,875)	—
Credit default contracts	—	4,916,476	—

Totals by level	$(1,051,602)	$4,098,873	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of September 30, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of June 30, 2015

Common stocks*:
Basic materials	$45,603	$—	$—	$(45,603)	$—	$—	$—	$—
Consumer staples	$63,028	—	(28,680)	13,605	145,177	(69,798)	—	123,332
Energy	$998	—	—	—	—	—	—	998
Financials	$142,223	—	—	20,331	—	—	—	162,554
Total common stocks	$251,852	—	(28,680)	(11,667)	145,177	(69,798)	—	$286,884
Asset-backed securities	$—	$—	$—	$—	$—	$—	$18,898,000	$18,898,000
Corporate bonds and notes	$5	—	—	—	—	—	627,001	$627,006
Mortgage-backed securities	$—	—	—	—	—	—	3,056,083	$3,056,083

Totals:	$251,857	$—	$(28,680)	$(11,667)	$145,177	$(69,798)	$22,581,084	$22,867,973

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes$(1,514) related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,993,406	$76,930
Foreign exchange contracts	2,033,546	2,513,969
Equity contracts	3,376,387	3,326,979
Interest rate contracts	884,192	2,148,060

Total	$11,287,531	$8,065,938

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$372,900,000
Centrally cleared interest rate swap contracts (notional)		$266,300,000
OTC total return swap contracts (notional)		$169,800,000
OTC credit default contracts (notional)		$6,400,000
Centrally cleared credit default contracts (notional)		$92,600,000
Warrants (number of warrants)		46,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,498,124	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 1,498,124
	OTC Total return swap contracts*#	—	5,591	—	1,287,777	3,564	—	1,128	—	—	—	—	—	—	—	1,298,060
	OTC Credit default contracts*#	—	884	—	—	6,520	—	2,928	—	—	—	—	—	—	—	10,332
	Centrally cleared credit default contracts§	—	—	383,795	—	—	—	—	—	—	—	—	—	—	—	383,795
	Futures contracts§	—	—	—	—	—	—	—	—	—	299,677	—	—	—	—	299,677
	Forward currency contracts#	98,081	405,423	—	128,578	451,516	83,160	54,458	121,280	188,366	—	215,618	237,515	49,551	—	2,033,546

	Total Assets	$98,081	$411,898	$1,881,919	$1,416,355	$461,600	$83,160	$58,514	$121,280	$188,366	$299,677	$215,618	$237,515	$49,551	$—	$5,523,534

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,490,042	—	—	—	—	—	—	—	—	—	—	—	1,490,042
	OTC Total return swap contracts*#	—	2,678	—	1,525,025	—	—	3,232	—	—	—	—	—	—	—	1,530,935
	OTC Credit default contracts*#	1,728	499	—	—	54,954	—	19,749	—	—	—	—	—	—	—	76,930
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	259,573	—	—	—	—	259,573
	Forward currency contracts#	99,024	219,766	—	219,678	267,962	176,185	111,648	124,064	406,535	—	188,851	176,096	244,341	279,819	2,513,969

	Total Liabilities	$100,752	$222,943	$1,490,042	$1,744,703	$322,916	$176,185	$134,629	$124,064	$406,535	$259,573	$188,851	$176,096	$244,341	$279,819	$5,871,449

	Total Financial and Derivative Net Assets	$(2,671)	$188,955	$391,877	$(328,348)	$138,684	$(93,025)	$(76,115)	$(2,784)	$(218,169)	$40,104	$26,767	$61,419	$(194,790)	$(279,819)	$(347,915)
	Total collateral received (pledged)##†	$—	$188,955	$—	$(140,000)	$110,000	$(93,025)	$(76,115)	$—	$(218,169)	$—	$—	$—	$(194,790)	$—
	Net amount	$(2,671)	$—	$391,877	$(188,348)	$28,684	$—	$—	$(2,784)	$—	$40,104	$26,767	$61,419	$—	$(279,819)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015